As Filed with the Securities and Exchange Commission on November 13, 1995

                                                          Registration Nos.  33-33734
                                                                             811-6057


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549


                                      Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

              Pre-Effective Amendment No. _____      /   /

              Post-Effective Amendment No. 15        / X /

                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/ X /

                                                     Amendment No. 16 / X /

                             MARINER MUTUAL FUNDS TRUST
                 (Exact Name of Registrant as Specified in Charter)

                370 17th Street, Suite 2700, Denver, Colorado  80202
               (Address of Principal Executive Offices)    (Zip Code)

         Registrant's Telephone Number, including Area Code:  (800) 634-2536

                             Steven R. Howard, Secretary
                   Baker & McKenzie, 805 Third Avenue, 30th Floor
                              New York, New York  10022
                       (Name and Address of Agent for Service)


   It is proposed that this filing will become effective (check appropriate box):

       immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
    X 75 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of Rule 485


        The Registrant has registered an indefinite number of shares of beneficial interest, par value $0.001 per share, by filing a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ended December 31, 1994 was filed with the Commission on February 27, 1995.



                             MARINER MUTUAL FUNDS TRUST

                         Registration Statement on Form N-1A

                                CROSS REFERENCE SHEET
                               Pursuant to Rule 495(a)
                          under the Securities Act of 1933
                                    PAN ASIA FUND

N-1A Item No.
              Location

Part A
              Prospectus Caption

                              INTERNATIONAL EQUITY FUND

Item 1. Cover Page..................Cover Page

Item 2. Synopsis....................Summary of Annual Fund Operating Expenses
Item 3. Condensed Financial
          Information...............Not Applicable

Item 4. General Description of
              Registrant

Investment Objective,

              Policies and Risk

              Factors; Investment

              Restrictions

Item 5. Management of the Fund......   Management of the Fund; Transactions
                                      with Affiliates; Purchase of Shares;
                                      Transfer and Dividend Disbursing
                                      Agent and Custodian
Item 5A.      Management's Discussion of
          Fund Performance.........    Information contained in Annual
                                      Report

Item 6. Capital Stock and Other
          Securities...............    Dividends, Distributions and Taxes;
                                      Account Services; Shares of
                                      Beneficial Interest
Item 7. Purchase of Securities
          Being Offered............    Determination of Net Asset Value;
                                      Purchase of Shares; Exchange
                                      Privilege

Item 8. Redemption or Repurchase...    Redemption of Shares; Redemptions
                                      (Part B)

Item 9. Legal Proceedings..........    Not Applicable

Part B
              Statement of

              Additional Information

              Caption


                                    PAN ASIA FUND


Item 10.      Cover Page.................. Cover Page

Item 11.      Table of Contents........... Table of Contents

Item 12.      General Information and
          History...................   Not Applicable

Item 13.      Investment Objective and
          Policies..................   Investment Policies and Risk Factors;
                                      Investment Restrictions

Item 14.      Management of the Registrant Management

Item 15.      Control Persons and Principal
          Holders of Securities.....   Management; Shares of Beneficial
                                      Interest

Item l6.      Investment Advisory and
          Other Services............   Management; Custodian, Transfer Agent
                                      and Dividend Disbursing Agent;
                                      Independent Auditors

Item 17.      Brokerage Allocation........ Portfolio Transactions

Item 18.      Capital Stock and Other
          Securities................   Shares of Beneficial Interest

Item 19.      Purchase, Redemption and
          Pricing of Securities
          Being Offered.............   Purchase of Shares (Part A);
                                      Redemptions; Redemption of Shares
                                      (Part A); Determination of Net Asset
                                      Value; Exchange Privilege

Item 20.      Tax Status.................. Dividends, Distributions and Taxes
(Part A); Federal Income Taxes (Part
B);

Item 21.      Underwriters................ Management

Item 22.      Calculation of Performance
          Data ....................    Performance Information

Item 23.      Financial Statements........ Not Applicable


NYCORP



HSBC Global Funds Trust

Pan Asian Fund                3435 Stelzer Road
              Columbus, Ohio 43219

                                                    General Information:
(800) ________
                                                    Account Information:
(800) ________
                                                    HSBC ASSET MANAGEMENT AMERICAS
INC.
                                                    Investment Adviser and
Administrator

_________________________________________________________________________________________
____

        HSBC Global Funds Trust (the "Trust") was organized in Massachusetts on November
1, 1989 as a Massachusetts business trust and is an open end, diversified management investment company with multiple investment portfolios, including the International
Equity Fund (the "Fund").

        The Fund seeks as its investment objective to provide investors with long-term capital appreciation by investing under normal market conditions at least 65% of its total assets in equity securities issued by companies based or conducting significant busiess in the Pan Asian region, defined as the area including the Middle East and eastwards to the International Date Line.  Such region includes Asia, the Pacific
(excluding Australia and New Zealand), and the Middle East.  The balance of the Fund's assets may be invested in debt securities of such companies. [Dividend income is expected to be incidental to the Fund's investment objective.]  The Fund may also use other investment practices to enhance return or to hedge against fluctuations in the value of portfolio securities.  See "Investment Objectives and Policies  Other Investment
Practices".

        The Fund's investment adviser is HSBC Asset Management Americas Inc. ("HSBC
Americas" or the "Adviser"), the North American investment affiliate of HSBC Holdings plc
(Hongkong and Shanghai Banking Corporation).  See "Management of the Fund".

        Prospective investors should be aware that shares of the Fund are not an obligation of or guaranteed or endorsed by Hong Kong and Shanghai Banking Corporation or its affiliates.  In addition, such shares are not insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board, or any other agency and may involve investment risks, including the possible loss of principal.

        Shares of the Fund are offered for sale primarily through FundMark Investment
Company Services, Inc. ("FundMark") as exclusive sub-distributor as an investment vehicle for institutions, corporations, fiduciaries and individuals.  Certain banks, financial institutions and corporations (the "Participating Organizations") have agreed to act as shareholder servicing agents for investors who maintain accounts at these Participating
Organizations and to perform certain services for the Fund.


        This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund.  A Statement of Additional Information, dated
November 14, 1995 containing additional detailed information about the Fund (the
"Statement of Additional Information"), has been filed with the Securities and Exchange
Commission and is hereby incorporated by reference into this Prospectus.  A copy is available without charge and can be obtained by writing the Trust at the above address, or calling the General Information telephone number.
____________________________________

        This Prospectus should be read and retained for ready reference to information about the Fund.
________________________________________

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
            AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
              THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                 ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  The date of this Prospectus is _______________________
                                     TABLE OF CONTENTS


                                                                                       Page

                                                 Summary of Annual Fund Operating Expenses4
                                           Investment Objective, Policies and Risk Factors5
                                                                  Investment Restrictions11
                                                                   Management of the Fund11
                                                             Transactions with Affiliates15
                                                         Determination of Net Asset Value15
                                                                       Purchase of Shares15
                                                                     Redemption of Shares18
                                                       Dividends, Distributions and Taxes20
                                                                         Account Services21
                                     Transfer and Dividend Disbursing Agent and Custodian22
                                                                       Exchange Privilege22
                                                                  Performance Information23
                                                            Shares of Beneficial Interest23

                         SUMMARY OF ANNUAL FUND OPERATING EXPENSES
                          (As a percentage of average net assets)

        The purpose of the following information is to assist an investor in understanding the costs and expenses that an investor in the Fund would bear directly or indirectly.  The information provided is based on estimates.

                                                                                Class A
Class C
                                                                                Shares
Shares
                                                                                _______
_______
Maximum sales charge imposed on purchases of shares of the Funds
 (as a percentage of offering price)                             4.50%
None

Certain investors will not be subject to the sales charge
 (See "Purchase of Shares".)

Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                              None
None

Deferred Sales Charge (as a percentage of redemption proceeds)
For Purchases up to $999,999                                                    None
1.00%(2)

For Purchases of $1,000,000 or more                              1.00%(1)
1.00%(2)

Redemption Fees                                                                 None
None

Exchange Fees                                                                   None
None

Annual Operating Expenses

Management Fees (net of fees not imposed)                        1.25%
1.25%

12b-1 Fees                                                                      0.35%
0.75%

Other Expenses
 Administrative Service Fees                                                    0.10%
0.10%
                                                                                _____
_____
 Co-Administrative/Shareholder Services Fee                      0.07%
0.07%

 Participating Organization Fee                                  0.00%
0.25%

 Other Operating Expenses                                                       0.57%
0.63%
                                                                                ____
____

Total Fund Operating Expenses                                                   2.34%
3.05%
                                                                                ____
____
                                                                                ____
____

(1) Purchases of Class A shares of $1 million or more are not subject to a sales charge (an "initial sales charge"). A contingent deferred sales charge ("CDSC") of 1.00% will be imposed, however, on shares from any such purchase that are redeemed [within one year following such purchase]. (See "Purchase of Shares".)

(2) Purchases of Class C shares of the Fund are subject to a CDSC of 1.00% for redemptions made within one year of purchase.

(3) Investors who purchase and redeem shares of the Fund through a customer account maintained at a Participating Organization may be charged additional fees by such Participating Organization related to services it provides for such Investors. (See "Management of the Fund Servicing Agreements" for additional information.)

Investors should be aware that the above table is not intended to reflect in precise detail the fees and expenses associated with an individual shareholder's own investment in the Fund. Rather, the table has been provided only to assist investors in gaining a more complete understanding of fees, charges and expenses. For a more detailed discussion of these matters, investors should refer to the appropriate sections of this Prospectus.

 The following example should not be considered a representation of past or future expenses. The expenses set forth above and example set forth below reflect the non-imposition of certain fees and expenses. The actual expenses may be greater or lesser than those shown.

Example:

 You would pay the following expenses on a $1,000 investment assuming a 5% annual return and the reinvestment of all dividends and distributions:+


                          Class A                     Class C

                          Shares                       Shares

 1 year      $___                         $___

 3 years     $___                         $___

 + Includes a maximum sales charge for the Class A shares from which certain shareholders may be exempt. (See "Purchase of Shares"). Reduced sales charges apply to purchases of $50,000 or more. Generally, for Class A shares, purchases of $1 million or more may be accomplished at net asset value without an initial sales charge, but may be subject to a 1.00% CDSC [if liquidated within one year of purchase]. If Class C shares of the Fund are redeemed within one year of purchase, the expense figure in the first year increases to _________.


                   INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS

Investment Objective

        The investment objective of the Fund is to provide investors with long-term capital appreciation by investing at least 65% of its total assets in equity securities issued by companies based or doing significant business in the Pan
Asian region defined to include Asia, the Pacific (excluding Australia and New
Zealand), the Middle East, Turkey and [ex-CIS states].  The Fund expects to benefit from the local presence of the [Hong Kong Bank Group] ("HSBC") in these areas of the world.  Hence the Fund will have a tendency, but will not be required, to focus its investments in those countries where the Hong Kong Bank
Group has a local presence.  The Fund expects to initially invest only in those countries where Hong Kong Bank Group has a presence as well as Israel and Russia.
This list may change as HSBC adds and deletes locations from its network and as local markets develop, but currently contains:

               Bangladesh
               Brunei Darussalam
               China
               Cook Islands
               Korea (Republic of)
               Hong Kong
               India
               Indonesia
               Japan
               Macau
               Malaysia
               Myanmar
               New Zealand
               Pakistan
               Philippines
               Singapore
               Sri Lanka
               Taiwan, China
               Thailand
               Viet Nam
               Mauritius
               Laos
               Mongolia

               Other Middle East and Asia Minor
               Bahrain
               Jordan
               Lebanon
               Oman
               Palestinian Autonomous Area
               Qatar
               Saudi Arabia
               United Arab Emirates
               Turkey

        A company will be considered a Pan Asian issuer based on meeting any one of the following criteria:

               * the country in which the company was organized
               * country in which the principal securities market for the company is located
               * country in which the company derives at least 50% of its revenues
               or profits from goods procured        or sold, investments made or
               services performed
               * country in which at least 50% of the company's assets are located.

        The balance of the Fund's assets may be invested in debt securities of Pan Asian issuers including bonds and money market instruments. [Dividend income is expected to be incidental to the Fund's investment objective.] There is no assurance that this objective will be attained. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in equity and debt securities of companies not Pan Asian issuers.

Investment Policies

        The Fund seeks to achieve its investment objective by investing in a portfolio of equity investments in a variety of Pan Asian markets with a focus on equity investments that have the potential for favorable price appreciation and currency movements. The types of equity securities in which the Fund may invest include common stocks, convertible securities, preferred stock, warrants or other securities that are exchangeable for shares of common stock, American Depositary Receipts, European Depositary Receipts, and other depositary receipts. The Fund may invest without limit in "emerging markets". The Adviser believes that both the selection of individual stocks and the allocation of the Fund's assets across foreign stock markets are important in managing an international equity portfolio. Within each country, criteria for selecting particular securities are expected to include the issuer's managerial strength, competitive market position, prospects for profits and earnings growth, underlying asset value and relative valuation. The Fund does not plan on investing in debt securities to any significant extent. Therefore, it has not established rating criteria for the debt securities in which it may invest. Such securities may not be rated at all for creditworthiness. In purchasing junk bonds, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or which the Adviser believes will be in default.

Risk Factors

        Investment in securities of foreign issuers may subject the Fund to risks of foreign political, economic and legal conditions and developments. Such conditions or developments might include favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets of companies in which the Fund invests, nationalization of such companies, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against a foreign issuer. Also, foreign securities may not be as liquid as, and may be more volatile than, comparable domestic common stocks. In addition, foreign securities markets are generally not as developed or efficient as those in the United States. There is generally less government supervision and regulation of foreign securities exchanges, brokers and companies than in the United States. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The Fund, in connection with its purchases and sales of foreign securities, other than securities denominated in United States dollars, is influenced by the returns on the currencies in which the securities are denominated. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities held by the Fund. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Further, brokerage costs in purchasing and selling securities in foreign securities markets generally are higher than such costs in comparable transactions in domestic securities markets, and foreign custodial costs relating to the Fund's portfolio securities are higher than domestic custodial costs.

        Investment in emerging market countries presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales of foreign investors may require governmental registration and/or approval in some emerging market countries. A member of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effect on the economies and securities markets of certain emerging market countries. In addition to the risks of investing in emerging market securities, there are additional risks associated with investing in developing Pan Asian countries including: (1) certain markets, such as those of China, being in the earliest stages of development; (2) high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; (3) political and social uncertainties; (4) over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; (5) overburdened infrastructure and obsolete financial systems; (6) environmental problems; (7) less well developed legal systems than many other industrialized nations; and (8) unsatisfactory custodial services. Because the Fund will be highly concentrated in particular types of securities, the Fund will not be diversified. Investment in a non-diversified fund could, therefore, enter greater risks than investment in a "diversified" fund, including a risk of greater fluctuations in yield and share price.

Other Investment Practices

        Investment Company Securities.  The Fund may invest in securities issued by other investment companies.  Such securities will be acquired by the Fund within the limits prescribed by the 1940 Act, as amended, which include a prohibition against the Fund investing more than 10% of the value of its total assets in such securities.  Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative services fees.

        Long-Term and Short-Term Corporate Debt Obligations. The Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. The bank obligations in which the Fund may invest are certificates of deposit, bankers' acceptances, and fixed time deposits. The Adviser, in choosing corporate debt securities on behalf of the Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and (iii) other considerations the Adviser deems appropriate.

        Certain debt securities in which the Fund invests are subject to a greater degree of market fluctuation and credit risk than higher quality securities and may be regarded as having predominantly speculative characteristics.

        Convertible Securities. The Fund may invest in convertible securities which have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

        American and European Depositary Receipts. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe. The Fund may invest in ADRs, EDRs and CDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

        Repurchase Agreements. As discussed above, the Fund may invest in securities pursuant to repurchase agreements, whereby the seller agrees to repurchase such securities at the Fund's cost plus interest within a specified time (generally one day). While repurchase agreements involve certain risks not associated with direct investments in the underlying securities, the Fund will follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks and registered broker-dealers having creditworthiness determined by the Adviser to be substantially equivalent to that of issuers of debt securities rated investment grade. In addition, the Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and that the Fund's custodian will take possession of such collateral. In the event of a default or bankruptcy by the seller, the Fund will seek to liquidate such collateral. However, the exercise of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940 (the "1940 Act"). It is the current policy of the Fund not to enter into repurchase agreements exceeding in the aggregate 10% of the market value of the Fund's assets.

        When-Issued and Delayed-Delivery Securities. The Fund may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period and no income is credited to the Fund until settlement takes place. To facilitate such acquisitions, the Fund will maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to such commitments. On the delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the separate account and/or from cash flow. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

        Forward Currency Contracts. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis as the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. Dollar or between foreign currencies in which the Fund's securities are or may be denominated. A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into the Fund's long-term investment strategies. However, the Adviser believes that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interests of the Fund will be served. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

        When the Adviser believes that the currency of a particular country may suffer a significant decline against the U.S. Dollar or against another currency, the Fund may enter into a currency contract to sell, for a fixed amount of U.S. Dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

        At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency.
The Fund may realize a gain or loss from currency transactions.

        Generally, the Fund will enter into forward currency contracts only as a hedge against foreign currency exposure affecting the Fund. If the Fund enters into forward currency contracts to cover activities which are essentially speculative, the Fund will segregate cash or readily marketable securities with its custodian, or a designated sub-custodian, in an amount at all times equal to or exceeding the Fund's commitment with respect to such contracts.

        Options on Currencies. The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchange or over-the-counter markets) to manage the Fund's exposure to changes in dollar exchange rates. Call options on foreign currency written by the Fund will be "covered", which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high grade liquid debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

        Options on Securities. The fund may write (sell) covered put and call options and purchase put and call options with a value of up to 25% of the securities in its portfolio. The Fund will engage in options trading principally for hedging purposes. The Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes.

        The Fund may purchase call options, but only to effect a "closing transaction" i.e., to offset an obligation pursuant to a previously written call option to prevent an underlying security from being called, or to permit the sale of the underlying security or the writing of a new option on the security prior to the outstanding option's expiration. The Fund may also purchase securities with put options, sometimes referred to as stand-by commitments, which are otherwise eligible for investment in amounts not exceeding 10% of its assets, when the Fund anticipates a decline in the market value of securities in the Fund's portfolio. The Fund will incur costs, in the form of premiums, on options it purchases and may incur transaction costs on options that it exercises. The Fund will ordinarily realize a gain from a put option it has purchased if the value of the securities subject to the option decreases sufficiently below the exercise price to cover both the premium and the transaction costs.

        Interest Rate Futures Contracts. The Fund may, to a limited extent, enter into interest rate futures contracts i.e., contracts for the future delivery of securities or index-based futures contracts that are, in the opinion of the Fund, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect the Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of the Fund's current portfolio securities. The Fund will engage in such transactions solely for bona fide hedging purposes and not for the purpose of engaging in speculative trading practices. The Statement of Additional Information describes these investments in greater detail.

        Options on Interest Rate Futures Contracts. The Fund may purchase put and call options on interest rate futures contracts, which give the Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. The Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that the Fund writes, the Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, the Fund will purchase or sell options on interest rate futures contracts solely for bona fide hedging purposes and not as a means of speculative trading.

        Futures, Related Options and Options on Stock Indices. The Fund may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. In addition, the Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when the Adviser anticipates an advance. In attempting to hedge its portfolio, the Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options or any such futures contracts, and engage in related closing transactions. The Fund will not engage in transactions in futures contracts or options for speculation. The Fund will use these instruments only as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

        A stock index assigns relative weightings to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

        When a futures contract is executed, each party deposits with a broker of in a segregated custodial account up to 5% of the contract amount, called the "initial margin", and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

        In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, call the "multiplier".

        During a market decline or when the Adviser anticipates a decline, the Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline.  This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation.  Conversely, during a market advance or when the Adviser anticipates an advance, the Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices.  This affords a hedge against the Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner.  The Fund will sell options on futures and on stock indices only to close out existing hedge positions.

        The Fund's successful use of stock index futures contracts, options on such contracts and options on indices depends upon the Adviser's ability to predict the direction of the market and is subject to various additional risks.  The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the
Fund's portfolio diverges from the composition of the relevant index.  Such imperfect correlation may prevent the Fund from achieving the intended hedge or may expose the Fund to risk of loss.  In addition, if the Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, the Fund might create a loss on the futures contract.  Particularly in the case of options on stock index futures and on stock indices, the Fund's ability to establish and maintain positions will depend on market liquidity.  The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities.  The Fund believes that the Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions.

        Positions in options, futures and options on futures may be closed out only on an exchange which provides a secondary market for such purposes.  There can be no assurance that a liquid secondary market will exist for any particular option, futures contract or related option at any specific time.  Thus, it may not be possible to close such an option or futures position which could have an adverse impact on the Fund's ability to effectively hedge its securities.  The Fund will enter into an option or futures position only if there appears to be a liquid secondary market for such options or futures.

        Except as otherwise provided in this Prospectus, the Fund is permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of the Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Fund will not market, and is not marketing, itself as a commodity pool or otherwise as a vehicle for trading in futures and related options. The Fund will segregate assets to cover the futures and options.

        Portfolio Turnover. The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish its investment objective. For example, the Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase of sell securities. The Fund does not anticipate that its annual portfolio turnover rate will exceed [200%].

        Illiquid Securities. The Fund will not invest in illiquid securities if immediately after such investment more than 15% of the Fund's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include (a) securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market,
(b) participation interests in loans that are not subject to puts; and (c) repurchase agreements not terminable within seven days. See "Repurchase Agreements" above. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.


                               INVESTMENT RESTRICTIONS

        The Statement of Additional Information contains more information on the Fund's Investment Policies, and also identifies the restrictions on the Fund's investment activities, which provide among other things that the Fund may not:

        (1) with respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer (excluding U.S. Government securities but including securities subject to repurchase agreements) or purchase more than 10% of the outstanding voting securities of any single issuer.

        (2) purchase the securities of issuers conducting their principal business activity in the same industry immediately after the purchase and as a result thereof, the value of the investments of the Fund in that industry would exceed 25% of the current value of the total assets of the Fund, except that there is no limitation with respect to investments in obligations of the United States Government, its agencies or instrumentalities which are backed by the full faith and credit of the United States.

        (3) borrow money, except that it may borrow from banks as a temporary measure for emergency purposes where such borrowing would not exceed 5% of the total assets (including amounts borrowed) taken at market value. The Fund shall not purchase securities while such borrowings are outstanding.

                                      ********

        The investment restrictions referred to above are fundamental and may be changed only when permitted by law and approved by a majority of the outstanding voting securities of the Fund. As used in this Prospectus, such approval means approval by the lesser of (i) the holders of 67% or more of the shares represented in a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) the holders of more than 50% of the outstanding shares.


                               MANAGEMENT OF THE FUND

        The property, affairs and business of the Fund are managed by the Board of Trustees. The Trustees elect officers who are charged with the responsibility for the day-to-day operations of the Fund and the execution of policies formulated by the Trustees.

Investment Adviser

        The Trust retains HSBC Asset Management Americas Inc. to act as the investment adviser for the Fund. HSBC Asset Management Americas Inc. is the North American investment affiliate of HSBC Holdings plc (Hongkong and Shanghai Banking Corporation) and Marine Midland Bank and is located at 250 Park Avenue, New York, New York 10177. At December 31, 1995, the Adviser managed over $___ billion of assets of individuals, pension plans, corporations and institutions.

        Mr. Stanley D. Vyner, Chief Executive Officer of HSBC Americas, is responsible for the day-to-day management of the Fund's portfolio. Prior to his present position, Mr. Vyner was Chief Operating and then Chief Executive Officer of HSBC Life, Hong Kong from 1990 until 1993.

        Pursuant to the Advisory Contract, the Adviser furnishes continuous investment guidance to the Trust consistent with the Fund's investment objective and policies and provides administrative assistance in connection with the operation of the Fund. Information regarding the investment performance of the Fund will be contained in the Fund's Annual Report and may be obtained, without charge, from the Trust.

Sub-Advisers

        The Adviser retains HSBC Asset Management Europe Ltd. ("HSBC Europe"), HSBC
Asset Management Hong Kong Ltd. ("HSBC Hong Kong"), HSBC Asset Management (Japan)
KK ("HSBC Japan"), HSBC Singapore and HSBC Asset Management Australia Limited
("HSBC Australia") to act as sub-advisers (the "Sub-Advisers") to the Fund.  HSBC
Europe, HSBC Hong Kong, HSBC Japan, HSBC Singapore and HSBC Australia along with the Adviser are all investment advisory affiliates of HSBC Holdings plc (Hongkong and Shanghai Banking Corporation).

        HSBC Europe is the European investment arm of HSBC Asset Management and manages equity and balanced portfolios with an emphasis on the markets of the United Kingdom and other major European securities markets. HSBC Europe also manages global fixed income portfolios, HSBC Europe manages separate accounts for pension plans, corporations, bank trust divisions, endowments and foundations and provides continuous supervision for the entire James Capel family of Unit Investment Trusts. Total assets managed by HSBC Europe amount to approximately U.S. $16.3 billion. Its principal offices are located at 6 Beview Marks, London, EC3A, 7QP, England.

        HSBC Hong Kong is the Asia Pacific investment arm of HSBC Asset Management.
HSBC Hong Kong manages approximately U.S. $9.2 billion of equity portfolios dedicated to the Pacific Rim, Pacific Basin and the emerging markets of Southeast
Asia.  HSBC Hong Kong was founded in 1973 and has its principal business address at 10/F Citibank Tower, 3 Garden Road, Hong Kong.  It is one of the largest investment managers in the Asia Pacific  region, managing accounts for corporations, pension plans and the full-line of Wardley Unit Investment Trusts.
Mr. Terence F. Mahony, Chief Investment Officer of Global Emerging Markets, HSBC
Hong Kong, will play a significant role in management of the emerging markets component of the Fund's portfolio.

        HSBC Japan provides a full range of investment services to clients investing in Japanese securities and Japanese investors investing domestically or internationally. HSBC Japan has its principal office at 6/F No. 2 Tomoecho Annex, 3-8-27 Toranomon Minato-ku, Tokyo, Japan.

        [DESCRIBE HSBC SINGAPORE]

        HSBC Australia is one of the largest fund managers in Australia offering a full range of investment services to superannuation funds, public bodies, corporations, trusts, charities, high-net-worth individuals and unit trusts for smaller investors. HSBC Australia has its principal address at P.O. Box 291, Market Street, Melbourne, Victoria 3000, Australia.

        Under its Sub-Advisory Contract with the Adviser, each Sub-Adviser will undertake at its own expense to furnish the Fund and the Adviser with micro- and macroeconomic research, advice and recommendations, and economic and statistical data, with respect to the Fund's investments, subject to the overall review by the Adviser and the Board of Trustees.

Banking Laws

        Messrs. Baker & McKenzie, counsel to the Trust and special counsel to the Adviser, have advised HSBC Americas that HSBC Americas may perform the services for the Fund contemplated by the Advisory Contract without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Such counsel has pointed out, however, that this question has not be authoritatively determined and that judicial or administrative decisions or interpretations of present Federal or state statutes and regulations relating to the permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as future changes in Federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent HSBC Americas from continuing to perform such services for the Fund.

        If HSBC Americas were prohibited from performing any of its services for the Trust, it is expected that the Board of Trustees would recommend to the Fund's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

Sponsor and Distributor

        BISYS Fund Services, the Sponsor and Distributor, has its principal office at 3435 Stelzer Road, Columbus, Ohio 43219. As Distributor, BISYS Fund Services will receive orders for, sell, and distribute shares of the Fund. FundMark Investment Company Services, Inc. ("FundMark"), having its principal office at 1225 Seventeenth Street, Denver, Colorado 80202 will act as exclusive Sub-Distributor.

Shareholder Servicing Agent

        The Trust retains HSBC Americas to act as shareholder servicing Agent of the Fund in accordance with the terms of the Shareholder Servicing Agreement. Pursuant to the Shareholder Servicing Agreement, HSBC Americas (i) assists and trains third parties who deliver prospectuses and Fund applications, (ii) assists and trains third parties who assist customers with completing Fund applications,
(iii) conducts customer education, reviews Fund written communications and assists third parties who answer customer questions, (iv) organizes and conducts investment seminars to enhance understanding of the Fund and its objectives, (v) assists third parties who effect customer purchases and redemptions and (vi) assists and supervises the activities of Participating Organizations.

        For its services as Shareholder Servicing Agent, HSBC Americas is paid an annual fee equal to 0.04% of average daily net assets.

Administrator

        The Trust retains BISYS Fund Services ("BISYS") to act as the Administrator
of the Fund in accordance with the terms of the Management and Administration
Agreements.  Pursuant to the Management and Administration Agreements, BISYS, at
its expense, generally supervises the operation of the Trust and the Fund by reviewing the expenses of the Fund monthly to ensure timing and accuracy of the
Fund's operating expense budget and by providing administrative personnel, office space and administrative services reasonably necessary for the operation of the
Trust and the Fund, other than those services which are provided by HSBC Americas pursuant to the Advisory Contract.  BISYS also maintains the books and records of the Fund's portfolio transactions.

        The Trust also retains HSBC as Co-Administrator. Pursuant to the Co-Administration Services Contract, HSBC Americas (i) manages the Fund's relationship with BISYS, FundMark and State Street Bank and Trust, (ii) assists with negotiation of contracts with service providers and supervises the activities of those service providers, (iii) serves as a liaison with Fund trustees, and (iv) assists with general product management and oversight. For its services as a Co-Administrator, HSBC Americas is paid an annual fee equal to 0.03% of the Fund's average daily net assets.

Servicing Agreements

        The Fund may enter into agreements (the "Servicing Agreement") with certain banks, financial institutions and corporations (the "Participating Organizations")
so that each Participating Organization handles recordkeeping and provides certain administrative services for its customers who invest in the Fund through accounts maintained at that Participating Organization.  In such cases the Participating
Organization or one of its nominees will be the shareholder of record as nominee for its customers and will maintain subaccounts for its customers.  In addition, the Participating Organization will credit cash distributions to each customer account, process purchase and redemption requests, mail statements of all transactions with respect to each customer and, if required by law, distribute the
Trust's shareholder reports and proxy statements.  However, any customer of a
Participating Organization may become the shareholder of record upon written requests to its Participating Organization or BISYS, as transfer agent.  Each
Participating Organization will receive monthly payments which in some cases may be based upon expenses that the Participating Organization has incurred in the performance of its services under the Servicing Agreement.  The payments will not exceed, on an annualized basis, an amount equal to 0.25% of the average daily value during the month of Fund shares in the subaccount of which the Participating
Organization is record owner as nominee for its customers.  Such payments will be separately negotiated with each Participating Organization and will vary depending upon such factors as the services provided and the costs incurred by each
Participating Organization.

        The payments will be made by the Fund to the Participating Organizations pursuant to the Servicing Agreements. The Board of Trustees will review, at least quarterly, the amounts paid and the purposes for which such expenditures were made pursuant to the Servicing Agreements.

        Under separate agreements, HSBC Americas (not the funds) may make supplementary payments from its own revenues to a Participating Organization that agrees to perform services such as advising customers about the status of their subaccounts, the current yield and dividends declared to date and providing related services a shareholder may request. Such payments will vary depending upon such factors as the services provided and the cost incurred by each Participating Organization.

Distribution Plan and Agreement

        The Board of Trustees of the Trust has adopted a Distribution Plan and Agreement (the "Plan") for the shares pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, after having concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan provides for a monthly payment by the Fund to reimburse FundMark in such amounts that they may request for expenses such as the printing and distribution of prospectuses sent to prospective investors, the preparation, printing and distribution of sales literature and expenses associated with media advertisements and telephone services and other direct and indirect distribution-related expenses, including the payment of a monthly fee to FundMark for rendering distribution-related asset introduction and asset retention services. FundMark may also make payments to other broker-dealers or financial institutions for their assistance in distributing shares of the Fund and otherwise promoting the sale of the Fund's shares. The total monthly payment is based on the Fund's shares average daily net asset value during the preceding month and is calculated at an annual rate not to exceed 0.35% for Class A shares and 0.75% for Class C shares.

        The Plan provides for FundMark to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan may not be amended to increase materially the amount spent for distribution expenses without approval by a majority of the Fund's outstanding shares subject to the Plan and approval of a majority of the non-interested Trustees. Distribution expenses incurred in one year will not be carried forward into and reimbursed in the next year for actual expenses incurred in the previous year.

Fees and Expenses

        The Fund pays HSBC Americas as compensation for its advisory services a monthly fee equal to an annual rate of ____% of average daily net assets. As compensation for its administrative services, BISYS receives from the Fund a monthly fee equal to an annual rate of ____% of the average daily net assets. As Distributor, BISYS/FundMark is paid a fee of ____% by the Fund, and is reimbursed for certain distribution expenses described above under "Distribution Plan and Agreement". As compensation for their services, the Sub-Advisers receive fees from HSBC Americas at an annual rate not to exceed ____% of the average net assets of the Fund. HSBC Americas and the Sub-Advisers may agree in advance not to impose a portion of their fees in the future.

        Investors who purchase and redeem shares of the Fund through a customer account maintained at a Participating Organization may be charged one or more of the following types of fees by Participating Organizations, as agreed upon by the Participating Organization and the investor, with respect to the customer services provided by the Participating Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets).


                            TRANSACTIONS WITH AFFILIATES

        Broker-dealers which are affiliates of HSBC Americas may act as brokers for the Fund.  At all times, however, their commissions, fees or other charges must be reasonable and fair in comparison with those that would be paid to unaffiliated firms for comparable transactions.  The Fund will not do business with nor pay commissions to affiliates of HSBC Americas in any portfolio transactions where they act as principal.  In placing orders for the purchase and sale of portfolio securities, the Fund seeks the best execution at the most favorable price, considering all of the circumstances.

                          DETERMINATION OF NET ASSET VALUE

        The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at 4:15 p.m. (Eastern time) on each day the Fund's transfer agent is open for business. The net asset value will not be computed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of the assets less the liabilities) by the total number of shares outstanding. All expenses, including the management, advisory, sub-advisory and administrative fees, are accrued daily and taken into account for the purpose of determining the net asset value.

        Portfolio securities are valued at the last quoted sales price as of the close of business on the day the valuation is made, or lacking any sales, at the mean between closing bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. The value for each unlisted security is based on the last trade price for that security on a day in which the security is traded. The value of each security for which readily available market quotations exist will be based on a decision as to the broadest and most representative market for such security. Options on stock indices traded on national securities exchanges are valued at the close of options trading on such exchanges (which is currently 4:10 p.m., Eastern time). Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sale price as of the close of such exchanges (which is currently 4:15 p.m., Eastern time). Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Short-term investments are valued at amortized cost, which approximates market value. The Board of Trustees has determined in good faith that amortized cost equals fair market value. All assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by a major bank or broker. If such quotations are not available as of the close of the New York Stock Exchange, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.


                                 PURCHASE OF SHARES

        Shares of the Fund are offered on a continuous basis at net asset value, plus any applicable sales charge, by BISYS and FundMark as an investment vehicle for institutions, corporations, fiduciaries and individuals. Prospectuses and sales material can be obtained from BISYS or FundMark.

        The minimum initial investment requirement for the Fund is $1,000. The minimum subsequent investment requirement is $50. There are no minimum investment requirements with respect to investments effected through certain automatic purchase and redemption arrangements on behalf of customer accounts maintained at Participating Organizations. The minimum investment requirements may be waived or lowered for investments effected on a group basis by certain other institutions and their employees, such as pursuant to a payroll deduction plan. All funds will be invested in full and fractional shares. The Trust reserves the right to reject any purchase order. Compensation to salespersons may vary depending upon whether Class A or Class C shares are sold.

        Orders for Class A shares of the Fund will be executed at the net asset value per share next determined after receipt of an order by the dealer, plus a sales charge varying with the amount invested in accordance with the following schedule:



Reallowance to


 Service

                     Total Sales Load                               Organizations

____________________________________     _______________

                                          As a % of Net                 As a % of

As a % of Offering          Asset Value Per             Offering Price

  Price Per Share                       Share                      Per Share**

__________________ __________________   _______________

Less than $50,000                        4.50%              ____%
                                         4.00%
$50,000 but less than $100,000           4.00%              ____%
                                         3.50%
$100,000 but less than $250,000          3.50%              ____%
                                         3.00%
$250,000 but less than $500,000          3.00%              ____%
                                         2.50%
$500,000 but less than $1 million        2.50%              ____%
                                         2.00%
$750,000 but less than $1 million        2.00%              ____%
                                         1.50%
$1 million and above                     0.00%*             0.00%*
                                         0.00%*+

* Purchases of $1 million or more are subject to a CDSC. (See below.) FundMark may make payments to Participating Dealers in amounts up to 1.00% of the Offering Price.

** The Distributor may, in its discretion, permit Participating Dealers to retain the full amount of the sales charge in connection with certain sales.
+  Commission is payable by FundMark as discussed below.

  The sales charge applicable to the purchase of Class A shares will be waived on the following purchases: (1) purchases by Trustees and officers of the Trust and of Mariner Funds Trust, and members of their immediate families (parents, spouses, children, brothers and sisters), (2) purchases by directors, employees and retirees of Marine Midland Bank and its affiliates, and members of their immediate families, (3) purchases by financial institutions or corporations on behalf of their customers or employees, or on behalf of any trust, pension, profit-sharing or other benefit plan for such customers or employees, (4) purchases by directors and employees of BISYS or FundMark and its affiliates and members of their immediate families, (5) purchases by charitable organizations as defined in Section 501(c)(3) of the Internal Revenue Code ("Charitable Organizations") or for charitable remainder trusts or life income pools established for the benefit of Charitable Organizations, (6) purchases by registered representatives of selling brokers and members of their immediate families, (7) purchases by individuals who have terminated their Employee Benefit Trust ("EBT") Plan or have retired and are purchasing shares in the Fund with the proceeds of their benefits checks (the EBT Plan must currently own shares of the Fund at the time of the individual's purchase), (8) purchases by corporations, their officers or directors, partnerships, and their partners which are customers or prospective customers of Marine Midland Bank when authorized by an officer of Marine Midland Bank, (9) purchases through registered investment advisors, or mutual fund "wrap" or asset allocation programs, and (10) purchases by individuals who, as determined by an officer of the Fund in accordance with guidelines established by the Fund's Trustees, have purchased shares under special circumstances not involving sales expenses to dealers or the Distributor.
Eligible investors should contact HSBC Americas for details.

  The sales loads do not apply in any instance to reinvested dividends.

  BISYS or FundMark, at its expense, may provide additional promotional incentives to dealers. In some instances, these incentives may be limited to certain dealers who have sold or may sell significant numbers of shares of any of the Funds of Mariner Mutual Funds Trust or Mariner Funds Trust.

  Although must shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the transfer agent. No certificates are issued for fractional shares. It is considerably more complicated to redeem shares held in certificate form, and the Expedited Redemption Service described below is not available with respect to those shares.

Right of Accumulation

  The Fund offers to all shareholders a right of accumulation under which any shareholder may purchase shares of the Fund at the offering price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the offering price of the shareholder's combined holdings of the shares of the Fund. For the right of accumulation to be exercised, a shareholder must provide at the time of purchase confirmation of the total number of shares of the Fund owned by such shareholder. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time on sixty days notice to shareholders. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares held in the name of such nominee or custodian for other plans to qualify for the right of accumulation.

Letter of Intent

  By initially investing at least $1,000 and submitting a Letter of Intent to the transfer agent, a "single purchaser" may purchase shares of the Fund and other eligible Mariner Funds (other than Money Market Funds) during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of submission of the Letter. Dividends and distributions of capital gains paid in shares of the Fund at net asset value will not apply towards the completion of the Letter of Intent. For further details, including escrow provisions, see the Letter of Intent. The Fund reserves the right to amend, suspend or cease offering this program at any time.

  As disclosed above, no sales charge will be payable at the time of purchase of Class A shares on investments of $1 million or more. However, a CDSC will be imposed on such investments in the event of a redemption of such Class A shares within 12 months following the purchase, at the rate of 1.00% of the lesser of the current market value of the shares redeemed or the total cost of such shares. In determining whether a CDSC is payable, and, if so, the amount of the fee or charge, it is assumed that shares not subject to such fee or charge are the first redeemed, followed by other shares held for the longest period of time.

Purchase of Class C Shares
  Class C shares may be purchased at the net asset value per share and such shares are subject to a 1.00% CDSC for shares that are redeemed within one year of purchase. FundMark will make payments to the Participating Dealers that handle the purchases of such shares at the rate of 1.00% of the purchase price of such shares at the time of purchase and expects to reallocate a portion of its distribution fee, with respect to such shares, under the Rule 12b-1 Plan for such class of shares.

  A shareholder who has redeemed Class A shares may reinvest up to the full amount redeemed (less any CDSC) at net asset value at the time of the reinvestment in Class A shares without payment of a sales charge. A shareholder who has redeemed Class C shares and paid a CDSC upon such redemption, may reinvest up to the full amount redeemed (less the CDSC) and the Class C shares obtained through such reinvestment are not subject to any sales charge. Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the Class A or Class C shares being purchased. The reinvestment privilege as to any specific Class A or Class C shares must be effected within 60 days of the redemption. The Transfer Agent must receive from the shareholder or the shareholder's Participating Dealer both a written request for reinvestment and a check or wire which does not exceed the redemption proceeds. The written request must state that the reinvestment is made pursuant to this reinvestment privilege. If a loss is realized on the redemption of Class A shares, the reinvestment may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.


  Prospective investors who wish to obtain additional information concerning investment procedures should contact BISYS or FundMark at: (800) ___-
____.

Purchase By Wire

1. Telephone: BISYS at (800) ___-____. Give the name(s) in which the Fund shares are to be registered, address, social security or tax identification number (where applicable), dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will be assigned. Please note your bank will normally charge you a fee for handling this transaction.

 2.

Instruct the wiring bank to transmit the specified amount in Federal funds ($1,000 or more) to:


BISYS


____________________

ABA Routing No. 031000053


Credit: Mariner Purchase Account

DDA No. ____________

Fund Name and Account Number

Shareholder(s) Names(s) and account
number

 3.

Fill in a Purchase Application and mail
to:


Mariner Mutual Funds Trust


c/o BISYS

P.O. Box ____

[ADDRESS]

A COMPLETED PURCHASE APPLICATION MUST BE RECEIVED BY THE TRANSFER AGENT BEFORE THE EXPEDITED REDEMPTION SERVICE CAN BE USED.

Purchase By Mail

 1.

Complete a Purchase Application.
Indicate the services to be used.

 2.

Mail the Purchase Application and a
check for $1,000 or more, payable to the Fund to BISYS at the address set forth above.

Additional Purchases By Wire and Mail

        Additional purchases of shares may be made by wire by telephoning BISYS (see "Purchase by Wire") and then instructing the wiring bank to transmit the amount ($50 or more) of any additional purchase in Federal funds to [BANK] as set forth above along with your account name and number. Additional purchases may also be made by mail by making a check ($50 or more) payable to the Fund indicating your fund account number on the check and mailing it to BISYS at the address set forth above.

Purchase through Customer Accounts

               Purchases of shares also may be made through customer accounts maintained at Participating Organizations, including qualified Individual Retirement and Keogh Plan accounts. Purchases will be made through a customer's account only as directed by or on behalf of the customer on a direction form executed prior to the customer's first purchase of shares of the Fund. For example, a customer with an account at a Participating Organization may instruct the Participating Organization to invest money in excess of a level agreed upon between the customer and the Participating Organization in shares of the Fund periodically or give other instructions to the Participating Organization within limits prescribed by that Participating Organization.

Automatic Investment Plan

               Investors may make regular monthly investments of $50 or more in shares automatically from a checking or savings account if their bank is a member of automated clearing house (ACH). Upon written authorization, BISYS will electronically debit the investor's checking or savings account each month and use the proceeds to 'II electronically debit the investor's checking or savings account each month and use the proceeds to purchase shares for the investor's account.

               Approval by the investor's bank is required, so that establishment of a program may require at least 30 days. The authorized amount and/or bank information may be changed or the program terminated at any time by writing to BISYS. A reasonable period (usually up to 15 days) may be required after receipt of such instructions to implement them. The purchase application contains the requirements applicable to this plan. The Trust reserves the right to amend, suspend or cease offering this program at any time without prior notice.


                                REDEMPTION OF SHARES

               Upon receipt by the Transfer Agent of a redemption request in proper form ($50 minimum), shares of the Fund will be redeemed at their next determined net asset value. See "Determination of Net Asset Value". A CDSC of 1.00% will be imposed on certain Class A shares that were purchased without payment of the initial sales charge due to the size of the purchase and are redeemed within one year of purchase and will be imposed on Class C shares that are redeemed within one year of purchase. See "Purchase of Shares". The CDSC will be imposed on the lesser of the current market value or the total cost of the shares being redeemed. In determining whether either of such CDSCs is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other shares held for the longest period of time. For the shareholder's convenience, the Trust has established several different direct redemption procedures. Redemptions of shares purchased by check will be effected immediately upon clearance of the purchase check, which may take up to 15 days after those shares have been credited to the shareholder's account. A redemption of shares is a taxable transaction on which gain or loss may be recognized for tax purposes.

               The Fund reserves the night to redeem (on 30 days' notice) accounts whose values shareholders have reduced to $50 or less.

Redemption By Mail

               1. Complete a letter of instruction indicating the Fund, the account number and either the dollar amount or number of shares to be redeemed. Refer to the shareholder's Fund account number.

               2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

               3.      If shares to be redeemed have a value of $5,000 or more, the signature(s) must be guaranteed by a bank, trust company, broker, dealer, credit union, securities exchange or, association, clearing agency or savings associ ation.  Signature guarantees by notaries public are not acceptable.  Further documentation, such as copies of corporate resolution and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

               4. If shares to be redeemed are held in certificate form, enclose the certificates with the letter. Do not sign the certificates and for protection use registered mail.

               5. Mail the letter to BISYS at the address set forth under "Purchase of Shares".
                       Checks for redemption proceeds will normally be mailed within seven days to the shareholder's address of record.
               Upon request, the proceeds of a redemption amounting to $1,000 or more will be sent by wire to the shareholder's predesignated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption.

Redemption By Expedited Redemption Service

               If shares are held in book credit form and the Expedited Redemption Service has been elected on the Purchase Application on file with the Trust's transfer agent, redemption of shares may be requested on any day the transfer agent is open for business by telephone or letter. A signature guarantee is not required.

               1.      Telephone the request to BISYS at (800) ___-____; or

               2. Mail the request to BISYS at the address set forth under "Purchase of Shares".

               Proceeds of Expedited Redemptions of $1,000 or more will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request is received by the Trust's transfer agent by 4:00 p.m. (New York City time) on a day the transfer agent is open for business, the redemption proceeds will be transmitted to the shareholder's bank on the next business day. A check for proceeds of less than $1,000 will be mailed to the shareholder's address of record.

               The Fund's transfer agent, BISYS, employs reasonable procedures to confirm that instructions communicated by telephone are genuine. If the transfer agent fails to employ such reasonable procedures, the transfer agent may be liable for any loss, damage or expense arising out of any telephone transactions
purporting to be on a shareholder's behalf.   In order to assure the accuracy of
instructions received by telephone, the transfer agent requires some form of personal identification prior to acting upon instructions received by telephone, records telephone instructions and provides written confirmation to investors of such transactions.

Systematic Withdrawal Plan

               An owner of $ 10,000 or more of shares of the Fund may elect to have periodic redemptions from his account to be paid on a monthly basis. The minimum periodic payment is $50. A sufficient number of shares to make the scheduled redemption will be redeemed on the first or the fifteenth day of the month. Redemptions for the purpose of making such payments may reduce or even exhaust the account if your monthly checks exceed the dividend, interest and capital appreciation, if any, on your shares. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Shareholders holding share certificates are not eligible to establish a Systematic Withdrawal Plan because share certificates must accompany all withdrawal requests.

               Amounts paid to you pursuant to the Systematic Withdrawal Plan are not a return on your investment. Payments to you pursuant to the Systematic Withdrawal Plan are derived from the redemption of shares in your account and is a taxable transaction on which gain or loss may be recognized for Federal, state and city income tax purposes.

Reinstatement Privilege

               A shareholder in the Fund who has redeemed shares may reinvest, without a sales charge, up to the full amount of such redemption at the net asset value determined at the time of the reinvestment within 60 days of the original redemption. This privilege must be effected within 60 days of the redemption and the investor at the time of purchase must provide the number of shares redeemed within the 60 day period. The shareholder must reinvest in the same Fund and account from which the shares were redeemed.

Redemption through Customer Accounts

               Investors who purchase shares through customer accounts maintained at Participating Organizations may redeem those shares only through the Participating Organization. In some cases, a customer may instruct the Participating Organization which maintains the account through which the customer purchases shares to redeem shares periodically as required to bring the customer's account balance up to a level agreed upon between the customer and the Participating Organization. If a redemption request with respect to such an automatic redemption arrangement is received by the transfer agent by 4:00 p.m. (Eastern time) on a day the transfer agent is open for business, the redemption proceeds will be transmitted on the next business day to the investor's customer account (unless otherwise specified by the Participating Organization).


                         DIVIDENDS, DISTRIBUTIONS AND TAXES

               The Fund intends to distribute annually substantially all of its net investment income in the form of dividends. The Fund pays dividends and distributes net capital gains, if any, at least once annually. The Fund's dividend and capital gains distributions may be reinvested in additional shares or received in cash.

               In order to satisfy certain annual distribution requirements of the Internal Revenue Code (the "Code"), the Fund may declare special dividend and capital gains distributions during October, November or December as of a record date in such a month. Such distributions, if paid to shareholders in the following January, are deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of the prior year.

               The Fund will be treated as a separate entity for Federal income tax purposes, notwithstanding that it is one of multiple series of the Trust. The Fund has elected to be treated and intends to qualify, as a regulated investment company for each taxable year by complying with the provisions of the Code applicable to regulated investment companies so that it will not be liable for Federal income tax with respect to its net investment income and net realized capital gains distributed to shareholders in accordance with the timing requirements of the Code. The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders for each taxable year.

               Dividends derived from the Fund's taxable net investment income (if any) and the excess of net short-term capital gain over net long-term capital loss will be taxable to the Fund's shareholders as ordinary income, whether such dividends are invested in additional shares or received in cash.

               Distributions of the excess of net long-term capital gain over net short-term capital loss designated by the Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares, whether they are invested in additional shares or received in cash. Dividends and distributions will generally not qualify for the dividends-received deduction for corporations.

               Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

               Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency denominated debt securities or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code which causes such gains and losses to be treated as ordinary income and losses rather than capital gains and losses and may affect the amount, timing and character of distributions to shareholders.

               If the Fund invests in certain "passive foreign investment companies" ("PFICs") which do not distribute their income on a regular basis, it could be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If the Fund elects to treat the PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes the Fund certain financial information in the required form, the Fund would instead be required to include in income each year a portion of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts would be subject to the various distribution requirements described above.

               It is expected that dividends and interest from non-U.S. sources received by the Fund will be subject to non-U.S. withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. With respect to any non-U.S. taxes (including withholding taxes) actually paid by the Fund, if more than 50% in value of the Fund's total assets at the close of any taxable year consists of stocks or securities of any non-U.S. corporations, the Fund may elect to treat any non-U.S. taxes paid by it as paid by its shareholders. If the Fund does not make the election permitted under Section 853, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

               In the event the Fund makes the election described above to pass through non-U.S. taxes to shareholders, shareholders will be required to include in income (in addition to any distributions received) their proportionate portion of the amount of non-U.S. taxes paid by the Fund and will be entitled to claim either a credit or deduction for their portion of such taxes in computing their U.S. Federal income tax liability. Availability of such a credit or deduction is subject to certain limitations. Shareholders will be informed each year in which the Fund makes the election regarding the amount and nature of foreign taxes to be included in their income for U.S. Federal income tax purposes.

               Each year the Fund will notify shareholders of the Federal income tax status of its dividends and distributions. Depending on the residence of the shareholder for tax purposes, such dividends and distributions may also be subject to state, local or foreign tax consequences of ownership of Fund shares in their particular circumstances.

               Shareholders who are not U.S. persons under the Code should also consult their tax advisers as to the possible application of U.S. taxes, including a 30% U.S. withholding tax (or lower treaty rate) on dividends.

               The Fund is required to report to the IRS all distributions of taxable dividends and of capital gains, as well as the gross proceeds of share redemptions. The Fund may be required to withhold Federal income tax at a rate of 31 % ("backup withholding") from taxable dividends (including capital gain dividends) and the proceeds of redemptions of shares paid to non-corporate shareholders who have not furnished the Fund with a correct taxpayer identification number and made certain required certifications or who have been notified by the Internal Revenue Service that they are subject to backup withholding. In addition, the Fund may be required to withhold Federal income tax at a rate of 31 % if it is notified by the IRS or a broker that the taxpayer identification number is incorrect or that backup withholding applies because of underreporting of interest or dividend income.

               All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. Exchanges are treated as redemptions for Federal tax purposes.

               If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

                                  ACCOUNT SERVICES

               All transactions in shares of the Fund will be reflected in confirmations for each shareholder and a quarterly shareholder statement. In those cases where a Participating Organization or its nominee is shareholder of record of shares purchased for its customer, the Trust has been advised that the statement may be transmitted to the customer in the discretion of the Participating Organization. Shareholders can write or call the Trust's transfer agent at P.O. Box ____, [ADDRESS], telephone: (800) _______ with any questions relating to their investments in Fund shares.

               Participating Organizations or their nominees may be the shareholders of record as nominees for their customers, and may maintain subaccounts for those customers. Any such customer may become the shareholder of record upon written request to the Participating Organization, or BISYS, as transfer agent.

               As transfer agent, BISYS will transmit promptly to each of its customers for whom it processes purchases and redemptions of shares and to each Participating Organization copies of all reports to shareholders, proxy statements and other Trust communications. The Trust's arrangements with the transfer agent and the subtransfer agent arrangements require Participating Organizations to grant investors who purchase shares through customer accounts the opportunity to vote their shares by proxy at all shareholder meetings of the Trust. In certain cases, a customer of a Participating Organization may have given his Participating Organization the power to vote shares on his behalf. Customers with accounts at Participating Organizations should consult their Participating Organization for information concerning their rights to vote shares.


                                TRANSFER AND DIVIDEND
                           DISBURSING AGENT AND CUSTODIAN

               Pursuant to an Agency Agreement, BISYS Fund Services Ohio, Inc. ("BISYS") acts as the Fund's transfer and dividend disbursing agent and is responsible for maintaining account records detailing ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts. For its services, BISYS receives from the Fund an annual base fee of $16,000 plus certain per account fees and additional transaction costs. State Street Bank and Trust Company ("State Street") is the Fund's custodian. Pursuant to the Custodian Agreement, State Street is responsible for holding the Fund's cash and portfolio securities. State Street may enter into sub-custodian agreements with certain qualified banks.


                                 EXCHANGE PRIVILEGE

               Shareholders who have held all or part of their shares in a Fund for at least seven days may exchange shares of one Fund for shares of any of the other portfolios of the Trust and the Mariner Funds Trust which are available for sale in their state. A shareholder who has paid a sales load in connection with the purchase of shares of any of the Funds will be subject only to that portion of the sales load of the Fund into which the shareholder is exchanging which exceeds the sales load originally paid by the shareholder. The Transfer Agent, BISYS must be advised of the applicability of the sales charge differential when the exchange order is placed. Shareholders of any of the Mariner Money Market Funds who exchange shares of any such Money Market Funds for shares of any of the Funds of Mariner Mutual Funds Trust are charged the sales load applicable to such Funds as stated in the Prospectus. Before effecting an exchange, shareholders should review the prospectuses. Exercise of the exchange privilege is treated as a redemption for Federal and New York State and City income tax purposes and, depending on the circumstances, a gain or loss may be recognized. Shareholders will be charged $5.00 for each exchange.

                               PERFORMANCE INFORMATION

               The Fund's total return may be included in advertisements or mailings to prospective investors. The Fund may occasionally cite statistical reports concerning its performance. The Fund may also from time to time compare its performance to various unmanaged indices, such as [DESCRIBE INDEX]. (See the Statement of Additional Information for more details concerning the various indices which might be used.) The Fund's "total return" refers to the average annual compounded rates of return over one, five and ten year periods or for the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the deduction of the maximum sales charge and the reinvestment of all dividend and capital gains distributions. The Fund calculates its total return by adding the total dividends paid for the period to the Fund's ending net asset value per share for that period and dividing that sum by the net asset value per share of the Fund at the beginning of the period. The Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the Fund's net asset value per share would be reduced if a sales charge were taken into account. Total return figures are based on historical earnings and are not intended to indicate future performance. Shareholders of the Class C shares will generally experience a lower net return on their investment than shareholders of the Class A shares because of the higher Rule 12b-1 fee and shareholder servicing charge to which Class C shareholders will be subject.

               Investors who purchase and redeem shares of the Fund through a customer account maintained at a Participating Organization may be charged by such Participating Organization certain fees, as agreed upon by the Participating Organization and the investor, with respect to the customer services provided by the Participating Organization. Such fees will have the effect of reducing the return for those investors.

                            SHARES OF BENEFICIAL INTEREST

               The authorized capital stock of the Trust consists of an unlimited number of shares of beneficial interest having a par value of $0.001 per share. The Trust's Board of Trustees has authorized the issuance of multiple series representing shares in corresponding investment portfolios of the Trust. All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. The Fund offers and this Prospectus relates to two classes of shares. The Class A and Class C shares are identical in all respects, with the exception that Class A shares are generally subject to an initial sales load and lower Rule 12b-1 fees. Class C shares are subject to a contingent deferred sales charge, higher Rule 12b-1 fees and higher shareholder servicing fees. All shares of the Trust issued and outstanding are fully paid and nonassessable. The Trust is not required by law to hold annual shareholder meetings and does not intend to hold such meetings; however, the Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested to do so in writing by the holders of not less than 10% of the outstanding shares of the Trust. The Fund will be treated as a separate entity for Federal income tax purposes. For more details concerning the voting rights of shareholders, see the Statement of Additional Information.

               Vacancies on the Board of Trustees are filled by the Board of Trustees if immediately after filling any such vacancy at least two-thirds of the Trustees then holding office have been elected to such office by shareholders at an annual or special meeting. In the event that at any time less than a majority of Trustees holding office were elected by shareholders, the Board of Trustees will cause to be held within 60 days a shareholders' meeting for the purpose of electing Trustees to fill any existing vacancies. Trustees are subject to removal with cause by two-thirds of the remaining Trustees or by a vote of a majority of the outstanding shares of the Trust. The Trustees are required to promptly call a shareholders' meeting for voting on the question of removal of any Trustee when requested to do so in writing by not less than 10% of the outstanding shares of the Trust. In connection with the calling of such shareholders' meetings, shareholders will be provided with communication assistance.

               Under Massachusetts law, it is possible that shareholders of a Massachusetts business trust might, under certain circumstances, be held personally liable for acts or obligations of the Trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's assets for all loss and expense of any shareholder held personally liable by reason of being or having been a shareholder of the Trust. Thus, the risk that a shareholder of the Fund could incur financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.



                               HSBC GLOBAL FUNDS TRUST

                                   Pan Asian Fund
                                      [ADDRESS]


General
Information:   (800) _________

Additional
Information:   (212) 503-6826 (New York City)
                       or Toll Free (800) ________


                         STATEMENT OF ADDITIONAL INFORMATION

               HSBC Global Funds Trust (the "Trust") is an open-end, diversified management investment company with multiple portfolios, including the Pan Asian Fund (the "Fund").

               The investment objective of the Fund is to provide investors with long-term capital appreciation by investing at least 65% of its total assets in equity securities issued by companies based or conducting significant business in the Pan Asian region including Asia, the Pacific (excluding Australia and New Zealand) and the Middle East. Under normal market conditions, the balance of the Fund's assets will be invested in other securities of such companies including bonds and money market instruments.

               Shares of the Fund are offered for sale by BISYS Fund Services, the Sponsor and Distributor, and FundMark Investment Company Services, as exclusive Sub-Distributor, as an investment vehicle for institutions, corporations, fiduciaries and individuals. Certain banks, financial institutions and corporations ("Participating Organizations") have agreed to act as shareholder servicing agents for investors who maintain accounts at the Participating Organizations and to perform certain services for the Fund.
NYCORP 6264.2

               This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's Prospectus dated January 25, 1996. This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge from the Trust.




NYCORP 6264.2


November 14, 1995




                                  TABLE OF CONTENTS


                                                                             Page No.


                                                INVESTMENT POLICIES AND RISK FACTORS4

                                                            INVESTMENT RESTRICTIONS13

                                                                         MANAGEMENT16

                                                            PERFORMANCE INFORMATION21

                                                   DETERMINATION OF NET ASSET VALUE24

                                                             PORTFOLIO TRANSACTIONS25

                                                                 PORTFOLIO TURNOVER26

                                                                EXPENSE LIMITATIONS27

                                                                 EXCHANGE PRIVILEGE27

                                                                        REDEMPTIONS28

                                                               FEDERAL INCOME TAXES29

                                                      SHARES OF BENEFICIAL INTEREST34

                            CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT36

                                                               INDEPENDENT AUDITORS37




                        INVESTMENT POLICIES AND RISK FACTORS

               The following information supplements the discussion of the investment objective and policies of the Fund found under "Investment Objective, Policies and Risk Factors" in the Prospectus.

               Short-Term Trading. Although the Fund will not make a practice of short-term trading, purchases and sales of securities will be made whenever necessary in the management's view to achieve the investment objective of the Fund. The management does not expect that in pursuing the Fund's investment objective unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with such investment objective. The management believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing the Fund's investment objective than would otherwise be the case. During periods of relatively stable market and economic conditions, the management expects that the portfolio turnover of the Fund will not exceed [__%] annually, so that normally no more than [__%] of the securities held by the Fund would be replaced in any one year.

               Loans of Portfolio Securities. The Fund may make loans of portfolio securities to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, equal to at least 100% of the current market value of the securities loaned (including accrued dividends and interest thereon) plus the interest payable with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities which the Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof which is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund an amount equal to any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

               The Fund will not loan securities having a value which exceeds 10% of the current value of such Fund's total assets. Loans of securities will be subject to termination at the lender's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Fund, or the Adviser.

               American and European Depositary Receipts. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depository Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe. The Fund may invest in ADRs, EDRs and CDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

               There are certain risks associated with investments in unsponsored ADR and EDR programs. Because the non-U.S. company does not actively participate in the creation of the ADR or EDR program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the ADRs or EDRs pays nothing to establish the unsponsored facility, as fees for ADR or EDR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

               In an unsponsored ADR or EDR program, there also may be several depositaries with no defined legal obligations to the non-U.S. company. The duplicate depositaries may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

               In addition, with respect to all ADRs and EDRs there is always the risk of loss due to currency fluctuations.

               Writing Covered Calls. The Fund may engage in the writing of covered call options (options on securities which the Fund owns) provided the options are listed on a national securities exchange. The Fund, as the writer of the option, forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit. The Fund retains the risk of loss should the price of the underlying security decline below the purchase price of the underlying security minus the premium.

               To the extent permitted in the Prospectus, the Fund may engage in transactions for the purchase and sale of stock index options, stock index futures contracts and options on stock index futures.

               Stock Index Options. The Fund may purchase and write put and call options on stock indexes listed on national securities exchanges in order to realize its investment objectives or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the American Stock Exchange Oil & Gas Index or the Computer and Business Equipment Index.

               Options on stock indexes are similar to options on stock, except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier". Receipt of this cash amount will depend upon the difference between the closing level of the stock index upon which the option is based and the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

               Stock Index Futures Contracts. The Fund may enter into stock index futures contracts in order to protect the value of its common stock investments.
A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract.

               The Fund intends to utilize stock index futures contracts only for the purpose of attempting to protect the value of its common stock portfolio in the event of a decline in stock prices and, therefore, usually will be the seller of stock index futures contracts. This risk management strategy is an alternative to selling securities in a portfolio and investing in money market instruments. Also, stock index futures contracts may be purchased to protect the Fund against an increase in prices of stocks which the Fund intends to purchase. If the Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If the Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchased. The Fund also may buy or sell stock index futures contracts to close out existing futures positions.

               Options on Stock Index Futures. The Fund may purchase and write call and put options on stock index futures contracts which are traded on a United States or foreign exchange or board of trade. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the option period. Upon exercise of the option, the writer of the option is obligated to convey the appropriate futures position to the holder of the option. If an option is exercised on the last trading day before the expiration date of the option, a cash settlement will be made in an amount equal to the difference between the closing price of the futures contract and the exercise price of the option.

               The Fund may use options on stock index futures contracts solely for bona fide hedging or other appropriate risk management purposes. If the Fund purchases a call (put) option on a futures contract, it benefits from any increase (decrease) in the value of the futures contract, but is subject to the risk of decrease (increase) in value of the futures contract. The benefits received are reduced by the amount of the premium and transaction costs paid by the Fund for the option. If market conditions do not favor the exercise of the option, the Fund's loss is limited to the amount of such premium and transaction costs paid by the Fund for the option.

               If the Fund writes a call (put) option on a stock index futures contract, the Fund receives a premium but assumes the risk of a rise (decline) in value in the underlying futures contract. If the option is not exercised, the Fund gains the amount of the premium, which may partially offset unfavorable changes due to interest rate or currency exchange rate fluctuations in the value of securities held or to be acquired for the Fund's portfolio. If the option is exercised, the Fund will incur a loss, which will be reduced by the amount of the premium it receives. However, depending on the degree of correlation between changes in the value of its portfolio securities (or the currency in which they are denominated) and changes in the value of futures positions, the Fund's losses from writing options on futures may be partially offset by favorable changes in the value of portfolio securities or in the cost of securities to be acquired.

               The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

               Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Fund will succeed in negotiating a closing out of a particular OTC option at any particular time. If the Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

               The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Fund will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to Fund's limitation on investments in securities that are not readily marketable.

               Forward Foreign Exchange Contracts. The Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

               At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

               The Fund may enter into forward foreign exchange contracts in several circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

               Additionally, when management of the Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund's foreign assets.

               The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund's custodian will place cash or liquid high grade debt securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign exchange contracts requiring the Fund to purchase foreign currencies or forward contracts entered into for non-hedging purposes. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

               The Fund generally will not enter into forward contracts with a term of greater than one year. Using forward contracts to protect the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future point in time.

               While the Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks and, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a complete hedge or may expose the Fund to risk of foreign exchange loss.

               Risks Involving Futures Transactions. Transactions by the Fund in futures contracts and options thereon involve certain risks. One risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in the Fund's portfolio (the portfolio securities will not be identical to the securities underlying the futures contracts). In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract and option prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures and option positions in certain cases. Inability to liquidate positions in a timely manner could result in the Fund's incurring larger losses than would otherwise be the case.

               Option Premiums. In order to comply with certain state securities regulations, the Fund has agreed to limit maximum premiums paid on put and call options on other than futures contracts to less than 2% of the Fund's net assets at any one time.

               Illiquid Securities. The Fund has adopted a fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

               In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

               The Fund may also invest in restricted securities issued under
Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

               The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. The Investment Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the "NASD"). Consequently, it is the intent of the Fund to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

               The Investment Adviser will monitor the liquidity of restricted securities in the Fund's portfolio under the supervision of the Trustees. In reaching liquidity decisions, the Investment Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Investment Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Investment Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Investment Adviser deems relevant. The Investment Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 10% of the Fund's average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 8.


                               INVESTMENT RESTRICTIONS

               The Fund observes the following fundamental investment restrictions which can be changed only when permitted by law and approved by a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxies or (ii) more than 50% of the outstanding shares.

               Except as otherwise noted, the Fund may not:

                       (1) purchase securities on margin (but may make margin payments in connection with financial futures contracts and related options) or purchase real estate or interests therein, commodities or commodity contracts (except financial futures contracts and related options), or make loans, except loans of portfolio securities and except that the Fund may purchase or hold short-term debt securities and enter into repurchase agreements with respect to its portfolio securities described in each Prospectus. For this purpose, repurchase agreements are considered loans;

                       (2) engage in the underwriting of securities of other issuers, except to the extent that the Fund may be deemed to be an underwriter in selling, as part of an offering registered under the Securities Act of 1933, as amended, securities which it has acquired; or participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a securities trading account;

                       (3) effect a short sale of any security (other than index options or hedging strategies), or issue senior securities except as permitted in paragraph (4). For purposes of this restriction, the purchase and sale of financial futures contracts and related options does not constitute the issuance of a senior security;

                       (4) borrow money, except that the Fund may borrow from banks as a temporary measure for emergency purposes where such borrowings would not exceed 5% of its total assets (including the amount borrowed) taken at market value; or pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by this paragraph and then only if such pledging, mortgaging or hypothecating does not exceed 5% of each Fund's total assets taken at market value. The Fund has no present intention of engaging in transactions under this paragraph;

                       (5) purchase securities of any company with a record of less than three years' continuous operation if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of such Fund's total assets taken at market value;

                       (6) invest for the purpose of exercising control over or management of any company;

                       (7) invest more than 10% of its total assets in the securities of other investment companies;

                       (8) invest in any security, including repurchase agreements maturing in over seven days or other illiquid investments which are subject to legal or contractual delays on resale or which are not readily marketable, if as a result more than 15% of the market value of the Fund's assets would be so invested;

                       (9) purchase interests in oil, gas, or other mineral exploration programs of real estate and real estate mortgage loans, or oil, gas or other mineral leases, or in real estate limited partnership interests; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, other minerals or companies which purchase or sell real estate or real estate mortgage loans;

                       (10) purchase or retain securities of any company if, to the knowledge of the Fund, officers and Trustees of the Trust and officers and directors of the Adviser who individually own more than ^ of 1% of the securities of that company together own beneficially more than 5% of such securities;

                       (11) have dealings on behalf of the Fund with Officers and Trustees of the Fund, except for the purchase or sale of securities on an agency or commission basis, or make loans to any officers, directors or employees of the Fund;

                       (12) purchase a security if, as a result, with respect to 75% of its portfolio, (i) more than 5% of the value of its total assets would be invested in any one issuer, or (ii) it would hold more than 10% of any class of securities of such issuer or more than 10% of the outstanding voting securities of the issuer. There is no limit on the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

                       (13) purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; or

                       (14) invest in warrants in excess of 5% of net assets, provided that within that amount, investments in warrants which are listed on the New York or American Stock Exchanges shall not exceed 2% of net assets.

               There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in the net or total assets of the Fund, in the securities rating of the investment, or any other later change.


                                     MANAGEMENT

TRUSTEES AND OFFICERS

               The principal occupations of the Trustees and executive officers of the Fund for the past five years are listed below. The address of each, unless otherwise indicated, is 370 17th Street, Suite 2700, Denver, Colorado 80202. None of the Trustees are deemed to be "interested persons" of the Fund for purposes of the Investment Company Act of 1940, as amended.

        JOHN P. PFANN, Chairman and Trustee - 43 Captains Walk, Marina Cove, Palm
        Coast, Florida  32137.  Chairman and President, JPP Equities, Inc. since
        1982; Senior Vice President and Treasurer, ITT Corporation, from 1979 until
        1986; Trustee, Mariner Funds Trust.

        ROBERT A. ROBINSON, Trustee - 251 Laurel Road, New Canaan, Connecticut 06840. Trustee, Henrietta and E. Frederick H. Bugher Foundation; Trustee, U.S.T. Master Funds, Inc. and U.S.T. Master Tax-Exempt Funds, Inc. (mutual funds); Trustee, Mariner Funds Trust.

        WOLFE J. FRANKL, Trustee - 40 Gooseneck Lane, Charlottesville, Virginia 22901. Former Trustee - North America, Berlin Economic Development Corp. from 1980 to 1988. Trustee, U.S.T. Master Funds, Inc. and U.S.T. Master Tax-Exempt Funds, Inc. (mutual funds); Trustee, IP Capital Fund II (Deutsche Bank Capital Corp.); Trustee, Deutsche Bank Financial, Inc.; Trustee, Mariner Funds Trust.

        WILLIAM L. KUFTA, Trustee - 97 Main Street, Chatham, New Jersey 07928. Chief Investment Officer, Beacon Trust Company. Formerly, Senior Vice President, Rorer Asset Management. Senior Vice President, Pitcairn Financial Management Group from 1987 to 1991. Executive Vice President, United Jersey Bank from 1984 until 1987; Senior Vice President, Fidelity Union Bank from 1981 to 1984; Trustee, Mariner Funds Trust.

               Chief Executive Officer       William B. Blundin
               President                             Ann E. Bergin
               Vice President                William J. Tomko
               Treasurer                             Mark E. Nagle
               Assistant Treasurer           Martin R. Dean
               Assistant Secretary           Robert L. Tuch
               Assistant Secretary           Alaina V. Metz

               Trustees of the Fund receive from the Fund an annual fee and a fee for attending each meeting of the Trustees and each committee meeting and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.


                                 COMPENSATION TABLE

                                                     Pension or
                                                     Retirement
                                                     Benefits
Estimated
                                      Aggregate      Accrued as     Annual
        Total
                                      Compensa-      Part of
Benefits               Compensa-
                                      tion from      Fund           Upon
        tion from
                                      the Fund       Expenses       Retirement
        the Fund
                                      __________     ___________    ___________
        ___________


Wolfe J. Frankl, Trustee      $              0              N/A            $

John P. Pfann, Trustee and
Principal Executive Officer   $              0       N/A            $

Robert A. Robinson, Trustee   $              0       N/A            $

William L. Kufta, Trustee     $              0              N/A            $

______________________

* Represents the total compensation paid to such persons during the calendar year ending December 31, 1995 (and with respect to the Fund, estimated to be paid during a full calendar year).


               As of the date of this Statement of Additional Information the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

               Investment Adviser. The Fund retains HSBC Asset Management Americas, Inc. ("HSBC Americas" or the "Adviser") to act as the adviser for the Fund. The Adviser is the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation) and Marine Midland Bank and is located at 250 Park Avenue, New York, New York 10177.

               The Advisory Contract for the Fund provides that the Adviser will manage the portfolio of the Fund and will furnish to the Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Fund, among other things, information relating to portfolio composition. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust's Board of Trustees periodic reports on the investment performance of each Fund.

               The Adviser has also agreed in the Advisory Contract to provide administrative assistance in connection with the operation of the Fund. Administrative services provided by the Adviser include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for the Fund, (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Fund's officers and Trustees,
(iii) handling general shareholder relations with Fund investors, such as advice as to the status of their accounts, the dividends declared to date and assistance with other questions related to their accounts, and (iv) compiling information required in connection with the Fund's filings with the Securities and Exchange Commission.

               Sub-Advisers. The Adviser retains HSBC Asset Management Europe Ltd. ("HSBC Europe"), HSBC Asset Management Hong Kong Ltd. ("HSBC Hong Kong"), HSBC Asset Management (Japan) KK ("HSBC Japan"), HSBC Singapore and HSBC Asset Management Australia Limited ("HSBC Australia") to act as sub-advisers (the "Sub-Advisers") to the fund. HSBC Europe, HSBC Hong Kong, HSBC Japan, HSBC Singapore and HSBC Australia along with the Adviser are all investment advisory affiliates of HSBC Holdings plc (Hongkong and Shanghai Banking Corporation).

               HSBC Europe is the European investment arm of HSBC Asset Management and manages equity and balanced portfolios with an emphasis on the markets of the United Kingdom and other major European securities markets. HSBC Europe also manages global fixed income portfolios. HSBC Europe manages separate accounts for pension plans, corporations, bank trust divisions, endowments and foundations and provides continuous supervision for the entire James Capel family of Unit Investment Trusts. Total assets managed by HSBC Europe amount to approximately U.S.$16billion. Its principal offices are located at 7 Devonshire Square, London, EC2M 4HU.

               HSBC Hong Kong is the Asian Pacific investment arm of HSBC Asset Management. HSBC Hong Kong manages approximately U.S.$9 billion of equity portfolios dedicated to the Pacific Rim, Pacific Basin and the emerging markets of Southeast Asia. HSBC Hong Kong was founded in 1973 and has its principal business address at GPO Box 8983 Hong Kong, 12/F, Bank of America Tower, 12 Harcourt Road, Hong Kong. It is one of the largest investment managers in the Asia Pacific region, managing accounts for corporations, pension plans and the full-line of Wardley Unit Investment Trusts.

               HSBC Japan provides a full range of investment services to clients investing in Japanese securities and Japanese investors investing domestically or internationally. HSBC Japan has its principal office at 6/F No. 2 Tomoecho Annex. 3-8-27 Toranomon Minato-ku, Tokyo, Japan.

               [DESCRIBE HSBC SINGAPORE]

               HSBC Australia is one of the largest fund managers in Australia offering a full range of investment services to superannuation funds, public bodies, corporations, trusts, charities, high-net-worth individuals and unit trusts for smaller investors. HSBC Australia has its principal address at P.O. Box 291, Market Street, Melbourne, Victoria 3000, Australia.

               Under its Sub-Advisory Contract with the Adviser, each Sub-Adviser will undertake at its own expense to furnish the Fund and the Adviser with micro-and macroeconomic research, advice and recommendations, and economic and statistical data, with respect to the Fund's investments, subject to the overall review by the Adviser and the Board of Trustees.

               Shareholder Servicing Agent. The Trust retains HSBC Americas to act as Shareholder Servicing Agent of the Fund in accordance with the terms of the Shareholder Servicing Agreement. Pursuant to the Shareholder Servicing Agreement, HSBC Americas (i) assists and trains third-parties who deliver prospectuses and Fund applications, (ii) assists and trains third-parties who assist customers with completing Fund applications, (iii) conducts customer education, reviews Fund written communications and assists third-parties who answer customer questions,
(iv) organizes and conducts investment seminars to enhance understanding of the Fund and its objectives, (v) assists personnel who effect customer purchases and redemptions and (vi) assists and supervises the activities of Participating Organizations. For its services as Shareholder Servicing Agent, HSBC Americas is paid an annual fee equal to 0.04% of the Fund's daily average net assets.

               Sponsor and Distributor. Shares of the Fund are offered on a continuous basis through BISYS Fund Services, the Distributor, pursuant to the Distribution Contract. The Distributor is not obligated to sell any specific amount of shares.

               Administrator.  Pursuant to the Administrative Services Contract,
BISYS: (i) provides administrative services reasonably necessary for the operation of the Fund, (other than those services which are provided by it pursuant to the Advisory Contract) and Fund accounting services; (ii) provides the Fund with office space and office facilities reasonably necessary for the operation of the Fund; and (iii) employs or associates with itself such persons as it believes appropriate to assist it in performing its obligations under the Administrative Services Contract.

        Pursuant to a Co-Administration Services Contract, HSBC Americas (i) manages the Fund's relationship with BISYS and State Street Bank and Trust Company, (ii) assists with negotiation of contracts with service providers and supervises the activities of those service providers, (iii) serves as liaison with the Board of Trustees, and (iv) assists with general product management and oversight. HSBC is paid an annual fee equal to 0.03% of the Fund's average daily net assets pursuant to the Co-Administration Services Contract.

               Fees and Expenses

               The Fund pays HSBC Americas as compensation for its advisory services a monthly fee equal to an annual rate of 0.__% of average daily net assets. As compensation for its administrative services, BISYS receives from the Fund a monthly fee equal to an annual rate of 0.__% of the average daily net assets. As compensation for their services, the Sub-Advisers receive fees from HSBC Americas at an annual rate not to exceed 0.__% of the average net assets of the Fund. HSBC Americas and the Sub-Adviser may agree in advance not to impose a portion of their fees in the future.

               Except for the expenses paid by the Adviser under the Advisory Contract, the Fund bears all costs of its operations. Expenses attributable to the Fund are charged against the assets of the Fund.

               The Advisory Contract and Distribution Contract will continue in effect with respect to the Fund from year to year provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Trust's Trustees and (ii) by a majority of the Trustees who are not parties to such contracts or "interested persons" (as defined in the Investment Company Act of 1940) of any such party. Each contract may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by a vote of a majority of the Trustees. The Advisory Contract, Administrative Services Contract and the Distribution Contract shall terminate automatically in the event of their assignment (as defined in the Investment Company Act of 1940).

               Distribution Plans and Expenses

               The Fund has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, after having concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan provides for a monthly payment by the Fund to Mariner Funds Services for expenses incurred not to exceed an annual rate of 0.35 of 1% for Class A shares and 0.75% for Class C shares.

               BISYS will use all amounts received under the Plan for payments to broker-dealers or financial institutions for their assistance in distributing shares of the Fund and otherwise promoting the sale of Fund shares. BISYS may also use all or any portion of such fee to pay expenses such as the printing and distribution of prospectuses sent to prospective investors, the preparation, printing and distribution of sales literature and expenses associated with media advertisements and telephone services.

               The Plan provides for BISYS to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan may not be amended to increase materially the amount spent for distribution expenses without approval by a majority of the Fund's outstanding shares and approval of a majority of the non-interested Trustees.

               The Plan will continue in effect with respect to the Fund from year to year provided such continuance is approved annually by a vote of the Board of Trustees of the Trust and of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on such Plan. The Board of Trustees of the Trust approved the continuance of the Plan at a meeting of the Board of Trustees on January __, 1996.


                                SERVICE ORGANIZATIONS

               The Trust also contracts with banks (including Marine Midland
Bank), trust companies, broker-dealers or other financial organizations ("Service Organizations") to provide certain administrative services for the Funds at a fee of up to an annual rate of 0.25%. Services provided by Service Organizations may include among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with shareholders orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in shareholders designating accounts; providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Funds to shareholders; and providing such other services as the Funds or a shareholder reasonably may request, to the extent permitted by applicable statute, rule or regulation.

               Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

               The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

               If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Trust and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Trust might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                               PERFORMANCE INFORMATION

               The Fund from time to time may advertise total return and cumulative total return figures. Total return is the average annual compound rate of return for the periods of one year and the life of the Fund, where applicable, each ended on the last day of a recent calendar quarter. Total return quotations reflect the change in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in shares of the Fund. Total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, that would compare the initial amount to the ending redeemable value of such investment according to the following formula (total return is then expressed as a percentage):

               Where:  P(1+T)n = ERV

               P =     a hypothetical initial investment of $1,000

               T =     average annual total return

               n =     number of years

                 ERV =        ending redeemable value:  ERV is the value, at the end
                              of
                              the applicable period, of a hypothetical $1,000
                              investment
                              made at the beginning of the applicable period.

                 Total return will generally be lower for Class C shares than Class
A shares due to the shareholder servicing and higher Rule 12b-1 fees on the Class
C shares.

Past performance is not predictive of future performance.

                 Cumulative total return is the rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Cumulative total return is calculated by finding the rate of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

                 C = (ERV/P) - 1

                 C = Cumulative Total Return

                 P = a hypothetical initial investment of $1,000

      ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

            From time to time, in marketing pieces and other Fund literature, the Fund's total performance may be compared to the performance of broad groups of comparable funds or unmanaged indices of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund. Sources for Fund performance information may include, but are not limited to, the following:

            Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

            Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

            Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

            Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

            Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

            Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

            Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

            Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

            Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

            New York Times, a nationally distributed newspaper which regularly covers financial news.

            Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

            Sylvia Porter's Personal Finance, a monthly magazine focusing on personal money management that periodically rates and ranks mutual funds by performance.

            Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

            Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.


                          DETERMINATION OF NET ASSET VALUE

               The Fund's net asset value per share for the purpose of pricing and redemption orders is determined at 4:15 p.m. (New York City time) on each day the Fund's transfer agent is open for business. The net asset value will not be computed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e. the value of the assets less the liabilities) by the total number of shares outstanding. All expenses, including the advisory and administrative fees, are accrued daily and taken into account for the purpose of determining the net asset value.

                 Portfolio securities are valued at the last quoted sales price as of the close of business on the day the valuation is made, or lacking any sales, at the mean between closing bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. The value for each unlisted security is based on the last trade price for that security on a day in which the security is traded. The value for each unlisted security on a day such security is not traded shall be based on the mean of the bid and ask quotations for that day. The value of each security for which readily available market quotations exist will be based on a decision as to the broadest and most representative market for such security. Options on stock indices traded on national securities exchanges are valued at the close of options trading on such exchanges (which is currently 4:10 p.m., New York City time). Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sale price as of the close of such exchanges (which is currently 4:15 p.m., New York City time). Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Short-term investments are valued at amortized cost, which approximates market value. The Board of Trustees has determined in good faith that amortized cost equals fair market value.


                               PORTFOLIO TRANSACTIONS

               The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees, the Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. Brokerage may be allocated to the Distributor to the extent and in the manner permitted by applicable law, provided that in the judgment of the investment adviser the use of the Distributor is likely to result in an execution at least as favorable as that of other qualified brokers. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

               Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of the Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the Investment Company Act of 1940, persons affiliated with Marine Midland, the Adviser, the Fund or Mariner Funds Services, Inc. are prohibited from dealing with the Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the Securities and Exchange Commission. The Fund may purchase Municipal Obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act of 1940. Under the Investment Company Act of 1940, persons affiliated with the Adviser, the Fund or Mariner Funds Services may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review the commissions paid by the Fund to affiliated brokers.

               The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms.


                                 PORTFOLIO TURNOVER

        A Fund's portfolio turnover rate measures the frequency with which a Fund's portfolio of securities is traded.  The Funds will attempt to purchase securities with intent of holding them for investment but may purchase and sell portfolio securities whenever the adviser believes it to be warranted (e.g., the Fund may sell portfolio securities in anticipation of an adverse market movement). The purchase and sale of portfolio securities may involve dealer mark-ups, underwriting commissions or other transaction costs.  Generally, the higher the portfolio turnover rate, the higher the transaction costs to the Fund, which will generally increase the Fund's total operating expenses. In order to qualify as a regulated investment company, less than 30% of the Fund's gross income must be derived from the sale or other disposition of stock, securities or certain other investments held for less than 3 months.  Although increased portfolio turnover may increase the likelihood of additional capital gains for the Fund, the Fund expects to satisfy the 30% income test.


                                 EXPENSE LIMITATIONS

               If expenses borne by the Fund in any fiscal year exceed limitations imposed by applicable state securities regulations, HSBC Americas, in its capacity as investment adviser to the Fund, will reimburse the Company for any such excess to the extent required by such regulations up to the amount of the fees payable them; provided, however, that to the extent required by such state regulations, HSBC Americas has agreed to effect such reimbursement regardless of the fees payable to it. Any such reimbursement would be made no less frequently than the payment of fees to such organization. California is the only state which currently imposes such an expense limitation. As of the date of this Statement of Additional Information, the limitation is 2.5% of the first $30 million of the average net assets, 2% of the next $70 million of the average net assets and 1.5% of the remaining average net assets of funds which have registered their shares in California. Such amount, if any, will be estimated, reconciled and paid on a monthly basis.


                                 EXCHANGE PRIVILEGE

               Shareholders who have held all or part of their shares in the Fund for at least seven days may exchange those shares for shares of the other portfolios of the Trust and the Mariner Funds Trust which are available for sale in their state. A shareholder who has paid a sales load in connection with the purchase of shares of any of the Fund will be subject only to that portion of the sales load of the Fund into which the shareholder is exchanging which exceeds the sales load originally paid by the shareholder. Shareholders of any of the Mariner Money Market Funds who exchange shares of any of such Money Market Funds for shares of any of such Funds of HSBC Funds Trust are charged the sales loads applicable to the Fund as stated in the Prospectus.

               Before effecting an exchange, shareholders should review the prospectuses. Exercise of the exchange privilege is treated as a redemption for Federal and New York State and City income tax purposes and, depending on the circumstances, a gain or loss may be recognized. See the Prospectus discussion of the federal tax treatment of load reductions or eliminations in an exchange.

               The exchange privilege may be modified or terminated upon sixty
(60) days' written notice to shareholders. Although initially there will be no limit on the number of times a shareholder may exercise the exchange privilege, the Fund reserves the right to impose such a limitation. Call or write the Fund for further details.


                                     REDEMPTIONS

               The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal and state and local income tax purposes. Any loss realized on the redemption of Fund shares held, or treated as held, for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends received on the redeemed shares.

               A shareholder's account with the Fund remains open for at least one year following complete redemption and all costs during the period will be borne by the Fund. This permits an investor to resume investments in the Fund during the period in an amount of $50 or more.

               To be in a position to eliminate excessive shareholder expense burdens, the Fund reserves the right to adopt a policy pursuant to which it may redeem, upon not less than 30 days' notice, shares of the Fund in an account which has a value below a designated amount. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

               The Fund may suspend the right of redemption during any period when
(i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, (ii) the Securities and Exchange Commission has by order permitted such suspension or (iii) an emergency exists making disposal of portfolio securities or determination of the value of the net assets of the Fund not reasonably practicable.

               Although it would not normally do so, the Trust has the right to pay the redemption price in whole or in part in securities of the Fund's portfolio as prescribed by the Trustees. When a shareholder sells portfolio securities received in this fashion he would incur a brokerage charge. The Trust has, however, elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended. Under that rule, the Trust must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.


                                FEDERAL INCOME TAXES

               The Fund has elected to be treated as and intends to qualify as a regulated investment company and qualified as such in 1994. The Fund intends to so qualify by complying with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies so that it will not be liable for Federal income tax with respect to amounts distributed to shareholders in accordance with the timing requirements of the Code.

               In order to qualify as a regulated investment company for a taxable year, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock or securities and gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities or other income (including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency; (b) derive less than 30% of its gross income from the sale or other disposition of certain investments held less than three months (including stocks and securities and excluding some amounts included in income as a result of certain hedging transactions); and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other stock and securities limited, in the case of other securities for purposes of this calculation, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets or 10% of the voting stocks or securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or stocks or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to Federal income tax on taxable income (including realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code. Compliance with the "30% test" described in clause (b) above may, in particular, limit the Fund's ability to engage in some transactions involving options, short-term trading and stock index futures.

               The amount of capital gains, if any, realized in any given year will result from sales of securities made with a view to the maintenance of a portfolio believed by the Fund's management to be most likely to attain the Fund's investment objective. Such sales and any resulting gains or losses, may therefore vary considerably from year to year. Since at the time of an investor's purchase of shares, a portion of the per share net asset value by which the purchase price is determined may be represented by realized or unrealized appreciation in the Fund's portfolio or undistributed income of the Fund, subsequent distributions (or portions thereof) on such shares may be taxable to such investor even if the net asset value of his shares is, as a result of the distributions, reduced below his cost for such shares and the distributions (or portions thereof) represent a return of a portion of his investment.

               The Fund is required to report to the IRS all distributions of taxable dividends and of capital gains, as well as the gross proceeds of share redemptions. The Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from taxable dividends (including capital gain dividends) and the proceeds of redemptions of shares paid to non-corporate shareholders who have not furnished the Fund with a correct taxpayer identification number and made certain required certifications or who have been notified by the Internal Revenue Service that they are subject to backup withholding. In addition, the Fund may be required to withhold Federal income tax at a rate of 31% if it is notified by the IRS or a broker that the taxpayer identification number is incorrect or that backup withholding applies because of underreporting of interest or dividend income.

               Distributions of taxable net investment income and net realized capital gains will be taxable as described in the Prospectus whether made in shares or in cash. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions will also be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

               Any loss realized upon the redemption of shares held (or treated as held) for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend received on the redeemed shares.
Any loss realized upon the redemption of shares within six months after receipt of an exempt-interest dividend will be disallowed. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. Exchanges are treated as redemptions for Federal tax purposes.

               Different tax treatment is accorded to accounts maintained as IRAs, including a penalty on early distributions. Shareholders should consult their tax advisers for more information.

               Each portfolio within the Trust will be separate for investment and accounting purposes and will be treated as a separate taxable entity for Federal income tax purposes. Provided that each Fund qualifies as a regulated investment company under the Code, it will not be required to pay Massachusetts income or excise taxes.

               Gains or losses on sales of stock or securities by the Fund will ordinarily be long-term capital gains or losses if the stock or securities have been held by it for more than one year. However, if the Fund writes a covered call option which has an exercise price below the price of the underlying stock or security at the time the call is written, or if it acquires a put option with respect to stock or securities which have been held for less than the applicable capital gain holding period, the holding period of such stock or securities will be terminated or suspended for purposes of determining long-term capital gains treatment and will start again only when the Fund enters into a closing transaction with respect to such option or when such option expires.

               The Fund will be required to treat stock index futures, options on such futures and options on the stock indices held at the end of each taxable year as having been sold at market value on the last business day of the year. For purposes of computing gain or loss, 60% of any gain or loss recognized on these deemed sales, on actual sales or on termination by closing transactions, delivery, exercise, lapse or otherwise will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss.
However, under certain circumstances the Fund may be able to make an election under which these provisions would not apply to such futures and options.

               Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.

               The "straddle" rules of Section 1092 of the Code may require the Fund to defer the recognition of certain losses incurred on its transactions involving certain stock or securities, futures contracts or options. Section 1092 defines a "straddle" to include "offsetting positions" with respect to publicly traded stock or securities. A "position" is defined to include a futures contract and an option. In general, the Fund will be considered to hold offsetting positions if there is a substantial diminution of its risk of loss from holding one position by reason of its holding one or more other positions. Section 1092 generally provides that in the case of a straddle, any loss from the disposition of a position (the "loss position") in the straddle shall be recognized for any taxable year only to the extent that the amount of such loss exceeds the unrealized gains on any offsetting straddle position (the "gain position") and the unrealized gain on any successor position (which is a position that is itself offsetting to the gain position and is acquired during a period commencing 30 days prior to, and ending 30 days after, the disposition of the loss position).

               These special tax rules applicable to options and futures transactions could affect the amount, timing and character of capital gain distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the Fund's income or deferring its losses.

               For purposes of the dividends-received deduction available to corporations, dividends received by the Fund from taxable domestic corporations in respect of any share of stock treated as debt-financed under the Code or held by the Fund for 45 days or less (90 days or less in the case of certain preferred stock) will not be treated as qualifying dividends. To the extent applicable, for purposes of the dividends-received deduction, the holding period of any share of stock will not include any period during which the Fund has an option or a contractual obligation to sell, or has granted certain call options with respect to, substantially identical stock or securities or, under Treasury regulations to be promulgated, the Funds may diminish their risk of loss by holding one or more other positions with respect to substantially similar or related property. It is anticipated that these rules will operate so as to reduce the portion of distributions paid by the Fund that will be eligible for the dividends-received deduction available to corporate shareholders of such Fund. The dividends-received deduction is reduced to the extent the shares of the Funds with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than 46 days.

               Corporate shareholders should also note that their basis in shares of the Fund may be reduced by the untaxed portion (i.e., the portion qualifying for the dividends-received deduction) of an "extraordinary dividend" if the shares have not been held for at least two years prior to declaration of the dividend. Extraordinary dividends are dividends paid during a prescribed period which equal or exceed 10% of a corporate shareholder's basis in its Fund shares or which satisfy an alternative test based on the fair market value of the shares. To the extent dividend payments received by corporate shareholders of the Fund constitute extraordinary dividends, such shareholders' basis in their Fund shares will be reduced and any gain realized upon a subsequent disposition of such shares will therefore be increased.

               The untaxed portion of dividends received by such shareholders is also included in adjusted alternative minimum taxable income in determining shareholders' liability under the alternative minimum tax.

               The Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to (a) at least 98% of its taxable ordinary investment income (excluding long-term and short-term capital gain income) for the calendar year; plus (b) at least 98% of its capital gain net income for the one year period ending on October 31 of such calendar year; plus (c) any ordinary investment income or capital gain net income from the preceding calendar year which was neither distributed to shareholders nor taxed to the Fund during such year. The Fund intends to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

               The Fund's use of equalization accounting, if such method of tax accounting is used for any taxable year, may affect the amount, timing and character of its distributions to shareholders.

               If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund on the exchanged shares reduces any sales charge the shareholder would have owed upon purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

               Special Tax Considerations. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the International Equity Fund. See the Prospectus for more information on foreign withholding taxes and foreign tax credits.

               Shareholders should consult their own tax advisers with respect to the tax status of distributions from the Fund, and redemptions of shares of the Fund, in their own states and localities. Shareholders who are not United States persons should also consult their tax advisers as to the potential application of foreign and U.S. taxes, including a 30% U.S. withholding tax (or lower treaty rate) on dividends representing ordinary income to them.


                            SHARES OF BENEFICIAL INTEREST

               The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest having a par value of $0.001 per share. The Trust's Board of Trustees has authorized the issuance of multiple series representing shares in corresponding investment portfolios of the Trust. All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class.

               The Fund offers and the Prospectus relates to two classes of shares. Class A shares are subject to a sales charge and a 0.35% Rule 12b-1 fee. Class C shares are subject to a 1.0% contingent deferred sales charge and a 0.75% Rule 12b-1 fee and a 0.25% service organization fee. All shares of the Trust issued and outstanding are fully paid and nonassessable. The Trust is not required by law to hold annual shareholder meetings and does not intend to hold such meetings; however, the Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested to do so in writing by the holders of not less than 10% of the outstanding shares of the Trust. The Fund will be treated as a separate entity for Federal income tax purposes.

               As used in the Prospectus and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting all of the Funds (e.g., election of Trustees and ratification of independent auditors), means the vote of a majority of each Fund's outstanding shares represented at a meeting.
The term "majority", when referring to the approvals to be obtained from shareholders in connection with approval of the Advisory Contract or changing the fundamental policies of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.

               Vacancies on the Board of Trustees are filled by the Board of Trustees if immediately after filling any such vacancy at least two-thirds of the Trustees then holding office have been elected to such office by shareholders at an annual or special meeting. In the event that at any time less than a majority of Trustees holding office were elected by shareholders, the Board of Trustees will cause to be held within 60 days a shareholders' meeting for the purpose of electing Trustees to fill any existing vacancies. Trustees are subject to removal with cause by two-thirds of the remaining Trustees or by a vote of a majority of the outstanding shares of the Trust. The Trustees are required to promptly call a shareholders' meeting for voting on the question of removal of any Trustee when requested to do so in writing by not less than 10% of the outstanding shares of the Trust. In connection with the calling of such shareholders' meetings, shareholders will be provided with communication assistance.

               Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of liquidation or dissolution, shares of the Fund are entitled to receive the assets belonging to the Fund which are available for distribution, and of any general assets not belonging to the Fund which are available for distribution.

               Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Fund.

               As of October 31, 1995, no person owned of record or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of the fund.


                                  CUSTODIAN, TRANSFER AGENT
                            AND DIVIDEND DISBURSING AGENT

               State Street Bank and Trust Company ("State Street") has been retained to act as custodian for the Fund pursuant to a Custodian Contract. State Street's address is 225 Franklin Street, Boston, Massachusetts 02110. Under the Custodian Contract, State Street maintains a custody account or accounts in the name of the Fund; receives and delivers all assets upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions; receives and pays out cash for purchases and redemptions of shares of the Fund and pays out cash if requested for dividends on shares of the Fund; determines the daily net asset value per share, net investment income and daily dividend rates for the Fund and maintains records for the foregoing services.

               Under the Custodian Contract, the Trust has agreed to pay State Street for furnishing Custodian Services to the Fund, certain transaction charges and out-of-pocket expenses.

               The Board of Trustees has also authorized State Street Bank in its capacity as Custodian for the Fund to enter into Subcustodian Agreements with certain foreign banking institutions and foreign securities depositaries pursuant to rule 17f-5 of the Investment Company Act of 1940.

               BISYS has been retained by the Trust to act as transfer agent and dividend agent for the Fund. Under the Agency Agreement, BISYS performs general transfer agency and dividend disbursing services. It maintains an account in the name of each shareholder of record in the Fund reflecting purchases, redemptions, daily dividend accruals and monthly dividend disbursements, processes purchase and redemption requests, issues and redeems shares of the Fund, addresses and mails all communications by the Fund to its shareholders, including financial reports, other reports to shareholders, dividend and distribution notices, tax notices and proxy material for its shareholder meetings, and maintains records for the foregoing services. Under the Agency Agreement, the Fund has agreed to pay BISYS $ 16,000 per annum. In addition, the Fund has agreed to pay BISYS certain account based fees and out-of-pocket expenses incurred by BISYS.


                                INDEPENDENT AUDITORS

               Ernst & Young LLP serves as the independent auditors for the Fund. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with review of Securities and Exchange Commission filings. Ernst & Young LLP's address is 787 Seventh Avenue, New York, New York 10019.

                             PART C.  OTHER INFORMATION

Item 24.       Financial Statements

               (a)     Financial Statements:

                       Financial Statements included in Part A:

                                   Not Applicable

                       Financial Information included in Part B:

                                   Not Applicable




               Exhibit
               Number                        Description

                *1            --             Declaration of Trust.

                *2            --             By-Laws of Registrant.

                 3            --             None.

                *4            --             Form of Specimen Certificates of Shares.

               5(a)   --      Advisory Contract between Registrant and HSBC Asset
                              Management Americas Inc. (Also Previously filed with Post-Effective Amendment No. 1 to Registration
                              Statement on March 4, 1991.)

               ***5(b)        --             Administrative Services Contract between
                                             Registrant and HSBC Asset Management
                                             Americas
                                             Inc.  (Also Previously filed with
                                             Post-Effective Amendment No. 1 to
                                             Registration Statement on March 4,
                                             1991.)

                **5(c)        --             Sub-Advisory Contract between HSBC Asset
                                             Management Americas Inc. and James
                                             Capel Fund
                                             Managers, Ltd. with respect to the
                                             European
                                             and European and Pacific Rim Equity
                                             Index
                                             Funds.

               ++5(d) --      Administrative Services Contract between Registrant
                              and HSBC Asset Management Americas Inc. dated April
                              21, 1992

               ****5(e)       --             Form of Advisory Contract between
                                             Mariner
                                             U.S. Government Securities Fund and
                                             Marine
                                             Midland Bank, N.A.

               ++++5(f)       --             Administration and Accounting Services
                                             Agreement between Registrant and PFPC,
                                             Inc.
                                             dated July 1, 1994

               ++++5(g)       --             Co-Administration Services Contract
                                             between
                                             HSBC Asset Management Americas Inc. and
                                             Registrant dated July 1, 1994

               +++++5(h) --   Sub-Advisory Contract between HSBC Asset Management
                              Americas, Inc. and HSBC Asset Management Europe Ltd.
                              with respect to the Mariner International Equity
                              Fund dated April 25, 1995

               +++++5(i) --   Sub-Advisory Contract between HSBC Asset Management
                              Americas, Inc. and HSBC Asset Management Australia
                              Limited with respect to the Mariner International
                              Equity Fund dated April 25, 1995

               +++++5(j) --   Sub-Advisory Contract between HSBC Asset Management
                              Americas, Inc. and HSBC Asset Management Japan (KK) with respect to the Mariner International Equity
                              Fund dated April 25, 1995


               +++++5(k) --   Sub-Advisory Contract between HSBC Asset Management
                              Americas, Inc. and HSBC Asset Management Hong Kong
                              Ltd. with respect to the Mariner International
                              Equity Fund dated April 25, 1995

               +++++5(l) --   Sub-Advisory Contract between Marinvest Inc. and
                              Investment Concepts, Inc. with respect to the Mariner Small Cap Fund dated September 22, 1992

               ***6           --             Distribution Contract between
                                             Registrant and
                                             Mariner Funds Services.  (Also
                                             Previously
                                             filed with Post-Effective Amendment No.
                                             1 to
                                             Registration Statement on March 4,
                                             1991.)

               6(a)   --      Distribution Contract between Registrant and Mariner
                              Funds Services, Inc. dated August 1, 1992.  (Also
                              Previously filed with Post Effective Amendment No. 5
                              on July 31, 1992)

                 *7           --             None.

                 *8(a)        --             Custodian Agreement between Registrant
                                             and
                                             Marine Midland Bank, N.A.

               **8(b) --      Custodian Agreement between Registrant and State
                              Street Bank and Trust Company with respect to the European and European and Pacific Rim Equity Index
                              Funds.

               8(c)   --      Custodian Agreement between Registrant and State
                              Street Bank and Trust Company with respect to the Mariner European Equity Index Fund.

               ++9(a) --      Agency Agreement between Registrant and HSBC Asset
                              Management Americas Inc. (Also previously filed with Post-Effective Amendment No. 1 to Registration
                              Statement on March 4, 1991.)

               ***9(b)        --             Agreement concerning the name "Mariner."

               ++++9(c)       --             Transfer Agency Services Agreement
                                             between
                                             Registrant and PFPC, Inc. dated August
                                             29,
                                             1994

               ++++9(d)       --             Shareholder Servicing Agreement between
                                             Registrant and HSBC Asset Management
                                             Americas
                                             Inc. dated November 1, 1994

               +++++9(e) --   Service Organization Agreement between Bank of
                              Oklahoma and Registrant, dated October 25, 1994

                10(a) --      Not Applicable.

               11     --      Not Applicable.

                 12           --             None.

                *13           --             Subscription Agreement.

                 14           --             None.

               ++++15(a) --   Rule 12b-1 Distribution Plan and Agreement between
                              Registrant and Mariner Funds Services.

               15(b)  --      Selected Dealer Agreement.  (Also Previously
                              filed with Post-Effective Amendment No. 5 to
                              Registration Statement on July 4, 1992.)

               15(c)  --      Rule 12b-1 Distribution Plan and Agreement
                              between Registrant and Mariner Funds
                              Services, Inc. dated August 1, 1992.

               15(d)  --      Distributor's Selected Dealer Agreement dated
                              August 1, 1992.

                 *16  --      Powers of Attorney for S.J. Cozzolino, John P.
                              Pfann, Alan F. Blanchard, Robert A. Robinson, Wolfe
                              J. Frankl and William L. Kufta.

                 16(a)        --             Schedule for Computation of Performance
                                             Quotations.

               16(b)  --      Powers of Attorney for S.J. Cozzolino, John
                              P. Pfann, Alan F. Blanchard, Robert A.
                              Robinson, Wolfe J. Frankl and William L.
                              Kufta.



*       Filed with the Trust's Registration Statement dated March 2, 1990.

** Filed with Post-Effective Amendment No. 2 to the Trust's Registration Statement on January 22, 1992.

*** Filed with Post-Effective Amendment No. 1 and 3 to the Trust's Registration Statement on March 4, 1991 and January 23, 1992, respectively.

****    Filed with Post-Effective Amendment No. 9 on July 12, 1993.

        Filed with Post-Effective Amendment No. 4 to the Trust's Registration Statement on May 1, 1992.

        Filed with Post-Effective Amendment No. 6 to the Trust's Registration Statement on November 6, 1992.

        Filed with Post-Effective Amendment No. 8 on March 2, 1993.

++++    Filed with Post-Effective Amendment No. 13 on November 7, 1994.

+++++   Filed with Post-Effective Amendment No. 14 on April 28, 1995.


Item 25.       Persons Controlled by or under Common Control with Registrant.
               None.

Item 26.       Number of Holders of Securities.

            Not Applicable


Item 27.    Indemnification.

            Reference is made to Article IV of Registrant's By-Laws and paragraphs 9 and 10 of the Distribution Contract.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

            Mariner Funds Services, the Distributor of the Registrant, has in force a National Union Fire Insurance Company Directors and Officers Liability Policy (No. 4392339) which covers all present and future directors and officers of Registrant against loss arising from any civil claim or claims by reason of "any breach of duty, neglect, error, misstatement, misleading statement, omission or act done or wrongfully attempted" while acting as trustees or officers of the Registrant. The period of insurance under the present policy is for the period ending August 1, 1995. The policy covers 100% of the excess of $100,000 up to an annual aggregate limit of $10,000,000 of any losses including legal and other expenses in connection with any claim.

Item 28.    Business and Other Connections
            of Investment Adviser

            HSBC Asset Management Americas Inc. also serves as investment adviser to Mariner Funds Trust.

Item 29.    Principal Underwriter

            (a)                                                   Mariner Funds
                                                                 Services is also Distributor for Mariner
                                                                 Funds Trust.

            (b)                                                   Officers and
                                                                 Directors


            Positions and
Name and Principal                        Offices with
Positions and
Offices
 Business Address*                        Registrant
  with Underwriter


W. Robert Alexander                       President
Chairman

Arthur J.L. Lucey                         None
Vice President

Mark A. Pougnet                           Vice-President
            and Treasurer                 Vice President

Ned Burke   None                          Vice President

            (c)                          Not applicable.







*    All addresses are 370 17th Street, Suite 2700, Denver, Colorado 80202.


Item 30.   Location of Accounts and Records

           All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of HSBC Asset Management Americas Inc., the Registrant's Investment Adviser and Co-Administrator, and at the offices of PFPC Inc., the Registrant's Administrator, Transfer Agent and Dividend Disbursing Agent, at 400 Bellevue Parkway, Wilmington, Delaware 19809, and at the offices of Mariner Funds Services, the Registrant's Distributor, at 370 17th Street, Suite 2700, Denver, Colorado 80202.

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a Trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

           (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that Section applied to the Registrant.

           (c) Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act Registration Statement.


                                     SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, on November 13, 1995.

                                         MARINER MUTUAL FUNDS TRUST
                                         (Registrant)



                                         By: W. Robert Alexander, President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                             Title                 Date



W. ROBERT ALEXANDER
                                         President      November 13, 1995



MARK A. POUGNET
                                         Vice President November 13, 1995
                                         and Treasurer
                                         (Principal Financial
                                          and Accounting Officer)


*WOLFE J. FRANKL
                                         Trustee        November 13, 1995


*WILLIAM L. KUFTA
                                         Trustee        November 13, 1995


*JOHN P. PFANN
                                         Trustee        November 13, 1995


*ROBERT A. ROBINSON
                                         Trustee        November 13, 1995


*Pursuant to Power of Attorney filed with Post-Effective Amendment No. 8 on March 2, 1993 to Registration Statement Nos. 33-33734 and 811-6057.